MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to provide the December 31, 2010 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*, along with supplements to the current prospectuses.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

You can sign up to receive future Annual Reports (as well as other policy documents and reports) via eDelivery** online at www.newyorklife.com/vsc. Once enrolled, you'll receive your Annual Reports by e-mail whenever they are released.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2011

* New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

** Electronic delivery is currently offered to policyowners of variable annuities (except for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third-party broker dealers). At this time, electronic delivery is not available for any New York Life products that are owned by Corporations, Trusts or other Organizations. For full details on electronic delivery -- including who can participate and what you can receive via eDelivery -- please log on to www.newyorklife.com/vsc.

SMRU # 438123CV

                         ANNUAL REPORT TABLE OF CONTENTS




NYLIAC Variable Annuity Separate Account-I (Non-Qualified Policies)
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................      8
Statement of Changes in Net Assets......................................     12

NYLIAC Variable Annuity Separate Account-II (Tax Qualified Policies)
Statement of Assets and Liabilities.....................................     20
Statement of Operations.................................................     24
Statement of Changes in Net Assets......................................     28

NYLIAC Variable Annuity Separate Accounts-I & II
Notes to Financial Statements...........................................     36
Report of Independent Registered Public Accounting Firm.................     62


THE 2010 ANNUAL REPORT FOR THE PORTFOLIOS OF THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP GROWTH EQUITY - INITIAL CLASS

MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL CLASS
MAINSTAY VP ICAP SELECT EQUITY - INITIAL CLASS
MAINSTAY VP INCOME BUILDER - INITIAL CLASS
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL CLASS
MAINSTAY VP LARGE CAP GROWTH - INITIAL CLASS
MAINSTAY VP MID CAP CORE - INITIAL CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL CLASS
MAINSTAY VP U.S. SMALL CAP - INITIAL CLASS

THE 2010 ANNUAL REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES INVESTMENT DIVISIONS (OTHER THAN THE PORTFOLIOS OF THE MAINSTAY VP SERIES FUND, INC.) IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING:

ALGER SMALL CAP GROWTH - CLASS I-2 SHARES (CLOSED TO NEW INVESTORS) CALVERT VP SRI BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL CLASS
FIDELITY(R) VIP EQUITY-INCOME - INITIAL CLASS
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN BALANCED PORTFOLIO - INSTITUTIONAL SHARES
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) RESEARCH SERIES - INITIAL CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
PIMCO REAL RETURN PORTFOLIO - ADVISOR CLASS
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO
UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS I
VAN ECK VIP GLOBAL HARD ASSETS
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010






                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $2,764,045        $15,833,030       $11,281,585
  Dividends due and accrued.......              --                 --                88
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........         (35,164)           (40,475)          (36,765)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................              91                519             1,102
     Administrative charges.......               8                 43                93
                                        ----------        -----------       -----------
       Total net assets...........      $2,728,782        $15,791,993       $11,243,713
                                        ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $2,728,782        $15,791,993       $11,243,713
                                        ==========        ===========       ===========
     Variable accumulation unit
       value......................      $    11.58        $     21.54       $      1.42
                                        ==========        ===========       ===========
Identified Cost of Investment.....      $2,784,497        $15,025,820       $11,282,680
                                        ==========        ===========       ===========








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $68,020,555       $27,863,730       $36,688,299
  Dividends due and accrued.......               --                --                --
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........          (13,661)         (105,905)          (91,390)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................            2,235               914             1,208
     Administrative charges.......              186                76               101
                                        -----------       -----------       -----------
       Total net assets...........      $68,004,473       $27,756,835       $36,595,600
                                        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $68,004,473       $27,756,835       $36,595,600
                                        ===========       ===========       ===========
     Variable accumulation unit
       value......................      $     30.75       $     13.67       $     25.99
                                        ===========       ===========       ===========
Identified Cost of Investment.....      $65,786,028       $28,372,341       $37,793,213
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                          MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP      CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH
      COMMON STOCK--     ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--
       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $24,607,682       $7,580,207        $10,325,318       $4,756,035        $15,122,606       $2,884,875        $42,568,988
                 --               --                 --           17,522                 --               --                 --

            (11,329)              --                 (1)          (1,280)           (15,146)              --            (12,180)


                810              249                340              157                495               95              1,401
                 67               21                 28               13                 41                8                117
        -----------       ----------        -----------       ----------        -----------       ----------        -----------
        $24,595,476       $7,579,937        $10,324,949       $4,772,107        $15,106,924       $2,884,772        $42,555,290
        ===========       ==========        ===========       ==========        ===========       ==========        ===========

        $24,595,476       $7,579,937        $10,324,949       $4,772,107        $15,106,924       $2,884,772        $42,555,290
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $     27.49       $    11.96        $     24.96       $    11.33        $     21.26       $    10.41        $     23.14
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $29,112,378       $6,896,282        $ 8,875,982       $4,425,462        $14,849,822       $3,048,089        $53,206,488
        ===========       ==========        ===========       ==========        ===========       ==========        ===========







                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
       INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH            S&P 500         U.S. SMALL
         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--         INDEX--            CAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $ 8,888,995       $3,443,239        $8,411,490        $7,586,321        $7,831,994        $47,372,463       $2,984,297
                 --               --                --                --                --                 --               --

             (2,804)         (11,002)               20            (6,572)               (6)           (46,164)              (2)


                291              113               278               249               257              1,558               99
                 24                9                23                21                21                130                8
        -----------       ----------        ----------        ----------        ----------        -----------       ----------
        $ 8,885,876       $3,432,115        $8,411,209        $7,579,479        $7,831,710        $47,324,611       $2,984,188
        ===========       ==========        ==========        ==========        ==========        ===========       ==========

        $ 8,885,876       $3,432,115        $8,411,209        $7,579,479        $7,831,710        $47,324,611       $2,984,188
        ===========       ==========        ==========        ==========        ==========        ===========       ==========
        $     22.58       $    15.32        $    16.66        $    11.52        $    11.09        $     30.49       $    14.18
        ===========       ==========        ==========        ==========        ==========        ===========       ==========
        $10,436,969       $2,913,787        $6,916,611        $6,878,846        $7,685,820        $46,626,687       $2,228,723
        ===========       ==========        ==========        ==========        ==========        ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                                                             COLUMBIA
                                           ALGER                             SMALL CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------

ASSETS:
  Investment at net asset value...      $4,417,531        $  959,069         $995,770
  Dividends due and accrued.......              --                --               --
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........          (6,693)          (23,239)              --

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
     charges......................             146                32               33
     Administrative charges.......              12                 3                3
                                        ----------        ----------         --------

       Total net assets...........      $4,410,680        $  935,795         $995,734
                                        ==========        ==========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $4,410,680        $  935,795         $995,734
                                        ==========        ==========         ========
     Variable accumulation unit
     value........................      $    14.80        $    19.59         $  13.62
                                        ==========        ==========         ========

Identified Cost of Investment.....      $3,339,693        $1,017,911         $820,476
                                        ==========        ==========         ========







                                                                             NEUBERGER
                                          MFS(R)            MFS(R)          BERMAN AMT
                                         RESEARCH          UTILITIES      MID-CAP GROWTH
                                         SERIES--          SERIES--         PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------

ASSETS:
  Investment at net asset value...       $642,390         $11,054,717        $848,809
  Dividends due and accrued.......             --                  --              --
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........           (350)                  7              --

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
     charges......................             21                 363              28
     Administrative charges.......              2                  30               2
                                         --------         -----------        --------

       Total net assets...........       $642,017         $11,054,331        $848,779
                                         ========         ===========        ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......       $642,017         $11,054,331        $848,779
                                         ========         ===========        ========
     Variable accumulation unit
     value........................       $  12.25         $     21.23        $  16.49
                                         ========         ===========        ========

Identified Cost of Investment.....       $585,860         $12,350,293        $743,787
                                         ========         ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN
        DREYFUS IP                                VIP               VIP            BALANCED          WORLDWIDE      MFS(R) INVESTORS
        TECHNOLOGY       FIDELITY(R) VIP        EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL        SERIES--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS           2              SHARES            SHARES          INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


         $876,640          $27,402,247        $ 9,030,027       $5,589,510        $22,528,435       $12,979,520         $540,421
               --                   --                 --               --                 --                --               --

               --               (8,392)            (8,477)              (2)            35,164            (2,244)              --



               29                  901                297              184                740               427               18
                2                   75                 25               15                 62                36                1
         --------          -----------        -----------       ----------        -----------       -----------         --------

         $876,609          $27,392,879        $ 9,021,228       $5,589,309        $22,562,797       $12,976,813         $540,402
         ========          ===========        ===========       ==========        ===========       ===========         ========


         $876,609          $27,392,879        $ 9,021,228       $5,589,309        $22,562,797       $12,976,813         $540,402
         ========          ===========        ===========       ==========        ===========       ===========         ========
         $  12.29          $     27.38        $     18.48       $    21.24        $     28.74       $     17.15         $  10.84
         ========          ===========        ===========       ==========        ===========       ===========         ========

         $592,717          $31,252,549        $11,129,938       $5,135,749        $19,264,324       $14,563,370         $525,480
         ========          ===========        ===========       ==========        ===========       ===========         ========








                                                                                                                         VICTORY
                                             ROYCE SMALL-                                                                  VIF
        PIMCO REAL                                CAP             T. ROWE        UIF EMERGING                          DIVERSIFIED
          RETURN         ROYCE MICRO-CAP      PORTFOLIO--      PRICE EQUITY     MARKETS EQUITY      VAN ECK VIP          STOCK--
        PORTFOLIO--        PORTFOLIO--        INVESTMENT          INCOME          PORTFOLIO--       GLOBAL HARD          CLASS A
       ADVISOR CLASS    INVESTMENT CLASS         CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
      ------------------------------------------------------------------------------------------------------------------------------


         $785,212          $2,080,304         $1,399,396        $7,382,389        $8,861,405        $13,793,517         $454,921
              717                  --                 --                --                --                 --               --

           42,655                  --             (2,729)               --                (7)                13               --



               26                  68                 46               243               290                452               15
                2                   6                  4                20                24                 38                1
         --------          ----------         ----------        ----------        ----------        -----------         --------

         $828,556          $2,080,230         $1,396,617        $7,382,126        $8,861,084        $13,793,040         $454,905
         ========          ==========         ==========        ==========        ==========        ===========         ========


         $828,556          $2,080,230         $1,396,617        $7,382,126        $8,861,084        $13,793,040         $454,905
         ========          ==========         ==========        ==========        ==========        ===========         ========
         $  10.31          $    16.50         $    13.31        $    15.23        $    26.57        $     41.90         $  12.02
         ========          ==========         ==========        ==========        ==========        ===========         ========

         $793,342          $1,751,298         $1,173,970        $8,291,528        $9,307,992        $11,827,183         $480,111
         ========          ==========         ==========        ==========        ==========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010






                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................       $  32,548        $   506,398      $      2,338
  Mortality and expense risk
     charges......................         (32,315)          (195,051)         (160,179)
  Administrative charges..........          (2,693)           (16,254)          (13,348)
                                         ---------        -----------      ------------
       Net investment income
          (loss)..................          (2,460)           295,093          (171,189)
                                         ---------        -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         744,949          3,763,937        10,822,730
  Cost of investments sold........        (800,429)        (3,475,700)      (10,822,721)
                                         ---------        -----------      ------------
       Net realized gain (loss) on
          investments.............         (55,480)           288,237                 9
  Realized gain distribution
     received.....................              --            210,490                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         360,592            199,745            (1,235)
                                         ---------        -----------      ------------
       Net gain (loss) on
          investments.............         305,112            698,472            (1,226)
                                         ---------        -----------      ------------
          Net increase (decrease)
            in net assets
            resulting from
            operations............       $ 302,652        $   993,565      $   (172,415)
                                         =========        ===========      ============






                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $ 3,885,659       $   221,623       $ 1,092,602
  Mortality and expense risk
     charges......................         (801,777)         (325,751)         (431,871)
  Administrative charges..........          (66,815)          (27,146)          (35,989)
                                        -----------       -----------       -----------
       Net investment income
          (loss)..................        3,017,067          (131,274)          624,742
                                        -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        8,960,803         5,178,475         6,534,224
  Cost of investments sold........       (9,047,830)       (6,468,549)       (9,553,246)
                                        -----------       -----------       -----------
       Net realized gain (loss) on
          investments.............          (87,027)       (1,290,074)       (3,019,022)
  Realized gain distribution
     received.....................               --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        4,164,743         5,567,494         6,876,709
                                        -----------       -----------       -----------
       Net gain (loss) on
          investments.............        4,077,716         4,277,420         3,857,687
                                        -----------       -----------       -----------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $ 7,094,783       $ 4,146,146       $ 4,482,429
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







        MAINSTAY VP        MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
          COMMON          CONSERVATIVE        MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH             GROWTH
          STOCK--         ALLOCATION--       CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         EQUITY--
       INITIAL CLASS      SERVICE CLASS      INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   376,778        $   156,092        $   277,117       $   175,746       $   520,177        $  27,002        $    211,070
           (290,243)           (81,717)          (118,557)          (55,781)         (204,815)         (32,385)           (497,046)
            (24,187)            (6,810)            (9,880)           (4,648)          (17,068)          (2,699)            (41,420)
        -----------        -----------        -----------       -----------       -----------        ---------        ------------
             62,348             67,565            148,680           115,317           298,294           (8,082)           (327,396)
        -----------        -----------        -----------       -----------       -----------        ---------        ------------


          4,461,635          1,904,118          2,058,201         1,405,770         4,637,955          640,666           7,453,712
         (7,522,606)        (1,987,992)        (2,113,722)       (1,503,453)       (4,204,373)        (799,890)        (12,390,845)
        -----------        -----------        -----------       -----------       -----------        ---------        ------------
         (3,060,971)           (83,874)           (55,521)          (97,683)          433,582         (159,224)         (4,937,133)
                 --                 --                 --                --           248,957               --                  --


          5,467,008            690,108          1,378,927           273,256          (285,046)         519,161           9,374,708
        -----------        -----------        -----------       -----------       -----------        ---------        ------------
          2,406,037            606,234          1,323,406           175,573           397,493          359,937           4,437,575
        -----------        -----------        -----------       -----------       -----------        ---------        ------------

        $ 2,468,385        $   673,799        $ 1,472,086       $   290,890       $   695,787        $ 351,855        $  4,110,179
        ===========        ===========        ===========       ===========       ===========        =========        ============






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
       INTERNATIONAL        LARGE CAP           MID CAP          MODERATE           GROWTH            S&P 500          U.S. SMALL
         EQUITY--           GROWTH--            CORE--         ALLOCATION--      ALLOCATION--         INDEX--             CAP--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   283,884        $        --        $    27,177       $   142,212       $    99,288       $   806,070         $   1,398
           (107,377)           (39,817)           (93,712)          (90,311)          (86,335)         (551,105)          (32,247)
             (8,948)            (3,318)            (7,809)           (7,526)           (7,195)          (45,925)           (2,687)
        -----------        -----------        -----------       -----------       -----------       -----------         ---------
            167,559            (43,135)           (74,344)           44,375             5,758           209,040           (33,536)
        -----------        -----------        -----------       -----------       -----------       -----------         ---------

          1,843,285          1,175,855          1,526,283         2,247,175         1,025,178         7,528,037           604,535
         (2,141,490)        (1,061,447)        (2,174,601)       (2,611,370)       (1,240,227)       (9,507,949)         (944,877)
        -----------        -----------        -----------       -----------       -----------       -----------         ---------
           (298,205)           114,408           (648,318)         (364,195)         (215,049)       (1,979,912)         (340,342)
                 --                 --                 --                --                --                --                --

            415,684            384,574          2,272,083         1,075,469         1,082,312         7,459,860           946,608
        -----------        -----------        -----------       -----------       -----------       -----------         ---------
            117,479            498,982          1,623,765           711,274           867,263         5,479,948           606,266
        -----------        -----------        -----------       -----------       -----------       -----------         ---------

        $   285,038        $   455,847        $ 1,549,421       $   755,649       $   873,021       $ 5,688,988         $ 572,730
        ===========        ===========        ===========       ===========       ===========       ===========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                                                             COLUMBIA
                                           ALGER                             SMALL CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $       --         $  13,086         $  11,637
  Mortality and expense risk
     charges......................         (50,598)          (11,190)          (12,157)
  Administrative charges..........          (4,217)             (933)           (1,013)
                                        ----------         ---------         ---------
       Net investment income
          (loss)..................         (54,815)              963            (1,533)
                                        ----------         ---------         ---------

REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................       1,087,196           193,145           459,237
  Cost of investments sold........        (700,395)         (220,175)         (625,673)
                                        ----------         ---------         ---------
       Net realized gain (loss) on
          investments.............         386,801           (27,030)         (166,436)
  Realized gain distribution
     received.....................              --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         563,843           120,851           377,192
                                        ----------         ---------         ---------
       Net gain (loss) on
          investments.............         950,644            93,821           210,756
                                        ----------         ---------         ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $  895,829         $  94,784         $ 209,223
                                        ==========         =========         =========







                                                                             NEUBERGER
                                                                            BERMAN AMT
                                          MFS(R)            MFS(R)            MID-CAP
                                         RESEARCH          UTILITIES          GROWTH
                                         SERIES--         SERVICES--        PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................       $   6,152        $   352,074        $      --
  Mortality and expense risk
     charges......................          (7,777)          (134,362)          (9,048)
  Administrative charges..........            (648)           (11,197)            (754)
                                         ---------        -----------        ---------
       Net investment income
          (loss)..................          (2,273)           206,515           (9,802)
                                         ---------        -----------        ---------

REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         193,847          3,056,921          293,896
  Cost of investments sold........        (168,506)        (3,859,114)        (343,910)
                                         ---------        -----------        ---------
       Net realized gain (loss) on
          investments.............          25,341           (802,193)         (50,014)
  Realized gain distribution
     received.....................              --                 --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............          58,831          1,792,632          242,129
                                         ---------        -----------        ---------
       Net gain (loss) on
          investments.............          84,172            990,439          192,115
                                         ---------        -----------        ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............       $  81,899        $ 1,196,954        $ 182,313
                                         =========        ===========        =========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES









                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN          MFS(R)
        DREYFUS IP         FIDELITY(R)            VIP               VIP            BALANCED          WORLDWIDE          INVESTORS
        TECHNOLOGY             VIP              EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--          TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL        SERIES--
      INITIAL SHARES      INITIAL CLASS      INITIAL CLASS           2              SHARES            SHARES          INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------


         $      --         $   314,013        $   155,262       $     6,083       $   633,919       $    76,832         $   7,356
            (8,881)           (314,936)          (109,240)          (61,070)         (276,117)         (152,807)           (6,924)
              (740)            (26,245)            (9,103)           (5,089)          (23,010)          (12,734)             (577)
         ---------         -----------        -----------       -----------       -----------       -----------         ---------
            (9,621)            (27,168)            36,919           (60,076)          334,792           (88,709)             (145)
         ---------         -----------        -----------       -----------       -----------       -----------         ---------


           317,882           4,884,830          2,281,400         1,243,492         4,116,479         2,474,773           173,076
          (320,340)         (4,625,164)        (3,179,379)       (1,449,878)       (3,470,271)       (3,940,779)         (154,110)
         ---------         -----------        -----------       -----------       -----------       -----------         ---------
            (2,458)            259,666           (897,979)         (206,386)          646,208        (1,466,006)           18,966
                --              11,385                 --            16,824                --                --                --

           193,273           3,561,996          1,956,717         1,479,055           559,658         3,262,890            28,291
         ---------         -----------        -----------       -----------       -----------       -----------         ---------
           190,815           3,833,047          1,058,738         1,289,493         1,205,866         1,796,884            47,257
         ---------         -----------        -----------       -----------       -----------       -----------         ---------

         $ 181,194         $ 3,805,879        $ 1,095,657       $ 1,229,417       $ 1,540,658       $ 1,708,175         $  47,112
         =========         ===========        ===========       ===========       ===========       ===========         =========






                                                                                      UIF
        PIMCO REAL            ROYCE              ROYCE           T. ROWE           EMERGING                              VICTORY
          RETURN            MICRO-CAP          SMALL-CAP           PRICE            MARKETS           VAN ECK              VIF
        PORTFOLIO--        PORTFOLIO--        PORTFOLIO--         EQUITY            EQUITY          VIP GLOBAL         DIVERSIFIED
          ADVISOR          INVESTMENT         INVESTMENT          INCOME          PORTFOLIO--          HARD          STOCK--CLASS A
         CLASS(A)             CLASS              CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
------------------------------------------------------------------------------------------------------------------------------------


         $  2,974           $  33,469          $   1,495        $   133,977       $    51,328       $    43,760         $   3,392
           (3,371)            (20,384)           (15,563)           (85,146)          (98,749)         (142,653)           (5,712)
             (281)             (1,699)            (1,297)            (7,096)           (8,229)          (11,888)             (476)
         --------           ---------          ---------        -----------       -----------       -----------         ---------
             (678)             11,386            (15,365)            41,735           (55,650)         (110,781)           (2,796)
         --------           ---------          ---------        -----------       -----------       -----------         ---------



           68,578             262,207            338,966          1,215,111         1,802,950         3,078,190           174,579
          (65,766)           (394,318)          (409,303)        (1,476,388)       (2,335,588)       (3,169,560)         (264,304)
         --------           ---------          ---------        -----------       -----------       -----------         ---------
            2,812            (132,111)           (70,337)          (261,277)         (532,638)          (91,370)          (89,725)
            6,697                  --                 --                 --                --                --                --

           (8,131)            567,811            309,779          1,121,894         1,918,769         3,132,278           139,758
         --------           ---------          ---------        -----------       -----------       -----------         ---------
            1,378             435,700            239,442            860,617         1,386,131         3,040,908            50,033
         --------           ---------          ---------        -----------       -----------       -----------         ---------

         $    700           $ 447,086          $ 224,077        $   902,352       $ 1,330,481       $ 2,930,127         $  47,237
         ========           =========          =========        ===========       ===========       ===========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009






                                                                            MAINSTAY VP                 MAINSTAY VP
                                                                            BALANCED--                     BOND--
                                                                           SERVICE CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (2,460)        $   43,345        $   295,093
     Net realized gain (loss) on investments................          (55,480)          (287,840)           288,237
     Realized gain distribution received....................               --                 --            210,490
     Change in unrealized appreciation (depreciation) on
       investments..........................................          360,592            768,655            199,745
                                                                   ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          302,652            524,160            993,565
                                                                   ----------         ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................            7,684             32,881            122,375
     Policyowners' surrenders...............................         (399,478)          (406,399)        (2,386,402)
     Policyowners' annuity and death benefits...............          (22,966)           (45,168)          (194,908)
     Net transfers from (to) Fixed Account..................          (67,909)          (204,324)          (215,606)
     Transfers between Investment Divisions.................           (2,230)          (182,347)         1,010,507
                                                                   ----------         ----------        -----------
       Net contributions and (withdrawals)..................         (484,899)          (805,357)        (1,664,034)
                                                                   ----------         ----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (118)              (316)              (346)
                                                                   ----------         ----------        -----------
          Increase (decrease) in net assets.................         (182,365)          (281,513)          (670,815)

NET ASSETS:
     Beginning of period....................................        2,911,147          3,192,660         16,462,808
                                                                   ----------         ----------        -----------
     End of period..........................................       $2,728,782         $2,911,147        $15,791,993
                                                                   ==========         ==========        ===========


                                                                  MAINSTAY VP
                                                                     BOND--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   552,064
     Net realized gain (loss) on investments................           30,463
     Realized gain distribution received....................           62,513
     Change in unrealized appreciation (depreciation) on
       investments..........................................          376,062
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,021,102
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          154,395
     Policyowners' surrenders...............................       (2,021,837)
     Policyowners' annuity and death benefits...............         (410,729)
     Net transfers from (to) Fixed Account..................         (316,609)
     Transfers between Investment Divisions.................        1,316,154
                                                                  -----------
       Net contributions and (withdrawals)..................       (1,278,626)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (632)
                                                                  -----------
          Increase (decrease) in net assets.................         (258,156)

NET ASSETS:
     Beginning of period....................................       16,720,964
                                                                  -----------
     End of period..........................................      $16,462,808
                                                                  ===========






                                                                            MAINSTAY VP                 MAINSTAY VP
                                                                          FLOATING RATE--               GOVERNMENT--
                                                                           SERVICE CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  115,317         $   85,034        $   298,294
     Net realized gain (loss) on investments................          (97,683)          (302,260)           433,582
     Realized gain distribution received....................               --                 --            248,957
     Change in unrealized appreciation (depreciation) on
       investments..........................................          273,256          1,220,811           (285,046)
                                                                   ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          290,890          1,003,585            695,787
                                                                   ----------         ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          157,074            180,866            479,571
     Policyowners' surrenders...............................         (547,495)          (854,609)        (1,908,675)
     Policyowners' annuity and death benefits...............         (152,948)           (37,268)          (315,468)
     Net transfers from (to) Fixed Account..................         (386,604)          (151,882)          (790,530)
     Transfers between Investment Divisions.................          642,793          1,669,665           (478,638)
                                                                   ----------         ----------        -----------
       Net contributions and (withdrawals)..................         (287,180)           806,772         (3,013,740)
                                                                   ----------         ----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (149)              (838)              (225)
                                                                   ----------         ----------        -----------
          Increase (decrease) in net assets.................            3,561          1,809,519         (2,318,178)
NET ASSETS:
     Beginning of period....................................        4,768,546          2,959,027         17,425,102
                                                                   ----------         ----------        -----------
     End of period..........................................       $4,772,107         $4,768,546        $15,106,924
                                                                   ==========         ==========        ===========


                                                                  MAINSTAY VP
                                                                  GOVERNMENT--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   404,384
     Net realized gain (loss) on investments................          376,856
     Realized gain distribution received....................           17,463
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (780,257)
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................           18,446
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          189,171
     Policyowners' surrenders...............................       (3,344,271)
     Policyowners' annuity and death benefits...............         (617,279)
     Net transfers from (to) Fixed Account..................         (503,899)
     Transfers between Investment Divisions.................         (238,049)
                                                                  -----------
       Net contributions and (withdrawals)..................       (4,514,327)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              160
                                                                  -----------
          Increase (decrease) in net assets.................       (4,495,721)
NET ASSETS:
     Beginning of period....................................       21,920,823
                                                                  -----------
     End of period..........................................      $17,425,102
                                                                  ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                                                                                         MAINSTAY VP
                                                                   MAINSTAY VP                          CONSERVATIVE
                             MAINSTAY VP                         COMMON STOCK--                         ALLOCATION--
                           CASH MANAGEMENT                        INITIAL CLASS                         SERVICE CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------




                   $  (171,189)       $   (248,619)      $    62,348        $   181,767         $   67,565        $   103,671
                             9                 893        (3,060,971)        (5,743,308)           (83,874)          (385,349)
                            --                  --                --                 --                 --            113,526

                        (1,235)               (710)        5,467,008         10,111,606            690,108          1,393,165
                   -----------        ------------       -----------        -----------         ----------        -----------

                      (172,415)           (248,436)        2,468,385          4,550,065            673,799          1,225,013
                   -----------        ------------       -----------        -----------         ----------        -----------

                     1,069,542           1,480,291           324,171            250,468            481,698            386,304
                    (5,728,520)         (8,049,895)       (2,636,421)        (2,525,254)          (947,712)        (1,729,728)
                      (277,741)           (148,096)         (312,356)          (488,530)          (208,427)            (3,752)
                    (1,249,683)         (3,010,199)         (579,954)          (516,497)          (725,483)          (228,142)
                     2,461,634            (659,881)         (791,338)          (817,467)         1,645,489            653,454
                   -----------        ------------       -----------        -----------         ----------        -----------
                    (3,724,768)        (10,387,780)       (3,995,898)        (4,097,280)           245,565           (921,864)
                   -----------        ------------       -----------        -----------         ----------        -----------



                            --                  (7)             (827)            (2,218)              (203)              (859)
                   -----------        ------------       -----------        -----------         ----------        -----------
                    (3,897,183)        (10,636,223)       (1,528,340)           450,567            919,161            302,290


                    15,140,896          25,777,119        26,123,816         25,673,249          6,660,776          6,358,486
                   -----------        ------------       -----------        -----------         ----------        -----------
                   $11,243,713        $ 15,140,896       $24,595,476        $26,123,816         $7,579,937        $ 6,660,776
                   ===========        ============       ===========        ===========         ==========        ===========


                             MAINSTAY VP
                            CONVERTIBLE--
                            INITIAL CLASS
                 ----------------------------------
                       2010               2009
                 ----------------------------------




                   $   148,680        $    79,663
                       (55,521)          (587,612)
                            --                 --

                     1,378,927          3,601,364
                   -----------        -----------

                     1,472,086          3,093,415
                   -----------        -----------

                       167,000            139,955
                      (994,386)        (1,267,131)
                      (124,905)           (51,911)
                      (438,331)          (162,279)
                       198,068            673,639
                   -----------        -----------
                    (1,192,554)          (667,727)
                   -----------        -----------



                          (468)            (2,191)
                   -----------        -----------
                       279,064          2,423,497


                    10,045,885          7,622,388
                   -----------        -----------
                   $10,324,949        $10,045,885
                   ===========        ===========




                             MAINSTAY VP                                                                 MAINSTAY VP
                               GROWTH                              MAINSTAY VP                           HIGH YIELD
                            ALLOCATION--                         GROWTH EQUITY--                      CORPORATE BOND--
                            SERVICE CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                    $   (8,082)        $   21,691        $  (327,396)       $  (289,698)       $ 3,017,067        $ 3,804,990
                      (159,224)          (249,024)        (4,937,133)        (7,501,307)           (87,027)        (1,497,597)
                            --             50,791                 --                 --                 --                 --

                       519,161            792,641          9,374,708         19,388,409          4,164,743         17,718,936
                    ----------         ----------        -----------        -----------        -----------        -----------

                       351,855            616,099          4,110,179         11,597,404          7,094,783         20,026,329
                    ----------         ----------        -----------        -----------        -----------        -----------

                        13,490             43,945            555,878            437,241          1,489,857          1,488,679
                      (288,921)          (134,987)        (4,392,062)        (4,788,889)        (5,893,740)        (8,345,336)
                            --                 --           (572,864)          (839,923)        (1,004,518)        (1,233,458)
                       (39,313)            (8,316)          (864,480)          (591,410)        (1,646,421)        (1,057,076)
                        78,269           (261,428)        (1,379,608)          (932,809)         1,436,758          3,890,797
                    ----------         ----------        -----------        -----------        -----------        -----------
                      (236,475)          (360,786)        (6,653,136)        (6,715,790)        (5,618,064)        (5,256,394)
                    ----------         ----------        -----------        -----------        -----------        -----------


                           (89)              (379)              (339)            (8,078)            (2,480)           (16,539)
                    ----------         ----------        -----------        -----------        -----------        -----------
                       115,291            254,934         (2,543,296)         4,873,536          1,474,239         14,753,396


                     2,769,481          2,514,547         45,098,586         40,225,050         66,530,234         51,776,838
                    ----------         ----------        -----------        -----------        -----------        -----------
                    $2,884,772         $2,769,481        $42,555,290        $45,098,586        $68,004,473        $66,530,234
                    ==========         ==========        ===========        ===========        ===========        ===========




                             MAINSTAY VP
                        ICAP SELECT EQUITY--
                            INITIAL CLASS
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                   $  (131,274)       $   111,423
                    (1,290,074)        (2,602,357)
                            --                 --
                     5,567,494          7,688,304
                   -----------        -----------

                     4,146,146          5,197,370
                   -----------        -----------

                       322,493            372,029
                    (3,177,660)        (2,585,026)
                      (317,786)          (370,073)
                      (519,151)          (385,446)
                      (960,983)         4,184,805
                   -----------        -----------
                    (4,653,087)         1,216,289
                   -----------        -----------

                        (1,458)            (3,051)
                   -----------        -----------
                      (508,399)         6,410,608

                    28,265,234         21,854,626
                   -----------        -----------
                   $27,756,835        $28,265,234
                   ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009

                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP                INTERNATIONAL
                                                                         INCOME BUILDER--                 EQUITY--
                                                                           INITIAL CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   624,742        $   802,661        $   167,559
     Net realized gain (loss) on investments................       (3,019,022)        (6,097,310)          (298,205)
     Realized gain distribution received....................               --                 --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        6,876,709         12,433,207            415,684
                                                                  -----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        4,482,429          7,138,558            285,038
                                                                  -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          581,524            249,479             82,605
     Policyowners' surrenders...............................       (3,684,159)        (4,033,976)          (952,374)
     Policyowners' annuity and death benefits...............         (812,667)        (1,535,599)           (96,359)
     Net transfers from (to) Fixed Account..................         (917,694)          (650,787)          (168,223)
     Transfers between Investment Divisions.................         (778,116)          (667,688)          (265,427)
                                                                  -----------        -----------        -----------
       Net contributions and (withdrawals)..................       (5,611,112)         6,638,571         (1,399,778)
                                                                  -----------        -----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (1,136)            (5,263)              (197)
                                                                  -----------        -----------        -----------
          Increase (decrease) in net assets.................       (1,129,819)           494,724         (1,114,937)

NET ASSETS:
     Beginning of period....................................       37,725,419         37,230,695         10,000,813
                                                                  -----------        -----------        -----------
     End of period..........................................      $36,595,600        $37,725,419        $ 8,885,876
                                                                  ===========        ===========        ===========


                                                                  MAINSTAY VP
                                                                 INTERNATIONAL
                                                                    EQUITY--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   535,078
     Net realized gain (loss) on investments................         (455,163)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,410,219
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,490,134
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          142,814
     Policyowners' surrenders...............................       (1,005,158)
     Policyowners' annuity and death benefits...............         (222,197)
     Net transfers from (to) Fixed Account..................         (256,990)
     Transfers between Investment Divisions.................         (587,038)
                                                                  -----------
       Net contributions and (withdrawals)..................       (1,928,569)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (953)
                                                                  -----------
          Increase (decrease) in net assets.................         (439,388)

NET ASSETS:
     Beginning of period....................................       10,440,201
                                                                  -----------
     End of period..........................................      $10,000,813
                                                                  ===========





                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP                   MODERATE
                                                                             MODERATE                      GROWTH
                                                                           ALLOCATION--                 ALLOCATION--
                                                                           SERVICE CLASS               SERVICE CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   44,375        $    89,157         $    5,758
     Net realized gain (loss) on investments................         (364,195)          (400,045)          (215,049)
     Realized gain distribution received....................               --            140,845                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,075,469          1,495,362          1,082,312
                                                                   ----------        -----------         ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          755,649          1,325,319            873,021
                                                                   ----------        -----------         ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          175,344            402,113            135,555
     Policyowners' surrenders...............................         (856,166)        (1,128,079)          (549,771)
     Policyowners' annuity and death benefits...............           (3,679)            (3,453)           (38,955)
     Net transfers from (to) Fixed Account..................         (503,957)          (138,658)          (116,825)
     Transfers between Investment Divisions.................          212,059          1,478,882            695,792
                                                                   ----------        -----------         ----------
       Net contributions and (withdrawals)..................         (976,399)           610,805            125,796
                                                                   ----------        -----------         ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (241)              (867)              (242)
                                                                   ----------        -----------         ----------
          Increase (decrease) in net assets.................         (220,991)         1,935,257            998,575

NET ASSETS:
     Beginning of period....................................        7,800,470          5,865,213          6,833,135
                                                                   ----------        -----------         ----------
     End of period..........................................       $7,579,479        $ 7,800,470         $7,831,710
                                                                   ==========        ===========         ==========



                                                                  MAINSTAY VP
                                                                    MODERATE
                                                                     GROWTH
                                                                  ALLOCATION--
                                                                 SERVICE CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    81,192
     Net realized gain (loss) on investments................         (585,415)
     Realized gain distribution received....................          132,218
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,872,170
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,500,165
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          214,417
     Policyowners' surrenders...............................       (1,104,689)
     Policyowners' annuity and death benefits...............           (7,155)
     Net transfers from (to) Fixed Account..................         (459,305)
     Transfers between Investment Divisions.................          723,170
                                                                  -----------
       Net contributions and (withdrawals)..................         (633,562)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (993)
                                                                  -----------
          Increase (decrease) in net assets.................          865,610

NET ASSETS:
     Beginning of period....................................        5,967,525
                                                                  -----------
     End of period..........................................      $ 6,833,135
                                                                  ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                                                                   MAINSTAY VP                           MAINSTAY VP
                             MAINSTAY VP                             MID CAP                               MID CAP
                         LARGE CAP GROWTH--                          CORE--                               GROWTH--
                            INITIAL CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                    $  (43,135)        $  (38,547)       $   (74,344)        $  (30,551)           $--            $   (46,902)
                       114,408            (13,490)          (648,318)          (833,190)            --             (1,952,988)
                            --                 --                 --                 --             --                 73,116


                       384,574          1,030,606          2,272,083          2,005,555             --              2,912,177
                    ----------         ----------        -----------         ----------            ---            -----------

                       455,847            978,569          1,549,421          1,141,814             --                985,403
                    ----------         ----------        -----------         ----------            ---            -----------

                       103,887             69,592            115,128             70,744             --                 49,079
                      (357,136)          (428,328)          (706,759)          (524,254)            --               (386,817)
                       (20,284)            (2,141)           (38,142)                --             --                (32,059)
                      (137,815)           (86,060)          (224,845)           (95,803)            --                (53,057)
                      (343,651)           669,271           (160,657)         4,099,410             --             (4,563,453)
                    ----------         ----------        -----------         ----------            ---            -----------
                      (754,999)           222,334         (1,015,275)         3,550,097             --             (4,986,307)
                    ----------         ----------        -----------         ----------            ---            -----------


                           (45)              (649)              (532)              (610)            --                   (573)
                    ----------         ----------        -----------         ----------            ---            -----------
                      (299,197)         1,200,254            533,614          4,691,301             --             (4,001,477)


                     3,731,312          2,531,058          7,877,595          3,186,294             --              4,001,477
                    ----------         ----------        -----------         ----------            ---            -----------
                    $3,432,115         $3,731,312        $ 8,411,209         $7,877,595            $--            $        --
                    ==========         ==========        ===========         ==========            ===            ===========


                             MAINSTAY VP
                               MID CAP
                               VALUE--
                            INITIAL CLASS
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                       $--            $   131,312
                        --             (2,998,422)
                        --                     --

                        --              3,694,000
                       ---            -----------

                        --                826,890
                       ---            -----------

                        --                 74,099
                        --               (687,065)
                        --                (18,870)
                        --                (76,601)
                        --             (5,314,324)
                       ---            -----------
                        --             (6,022,761)
                       ---            -----------

                        --                   (381)
                       ---            -----------
                        --             (5,196,252)

                        --              5,196,252
                       ---            -----------
                       $--            $        --
                       ===            ===========






                             MAINSTAY VP                                                                 MAINSTAY VP
                               S&P 500                             MAINSTAY VP                           U.S. SMALL
                               INDEX--                         SMALL CAP GROWTH--                           CAP--
                            INITIAL CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                   $   209,040        $   640,275            $--            $   (17,445)        $  (33,536)        $  (15,020)
                    (1,979,912)        (4,551,636)            --             (1,183,309)          (340,342)          (203,724)
                            --                 --             --                     --                 --                 --

                     7,459,860         13,563,140             --              1,457,319            946,608            607,266
                   -----------        -----------            ---            -----------         ----------         ----------

                     5,688,988          9,651,779             --                256,565            572,730            388,522
                   -----------        -----------            ---            -----------         ----------         ----------

                       504,127            502,791             --                 14,336             19,221             23,073
                    (4,351,821)        (5,136,765)            --               (208,530)          (242,179)          (101,021)
                      (794,260)          (838,226)            --                (25,567)           (10,499)            (2,322)
                      (811,018)          (812,408)            --                (38,896)          (104,696)           (10,446)
                    (1,074,635)        (2,015,233)            --             (1,580,166)             6,489          1,566,851
                   -----------        -----------            ---            -----------         ----------         ----------
                    (6,527,607)        (8,299,841)            --             (1,838,823)          (331,664)         1,476,135
                   -----------        -----------            ---            -----------         ----------         ----------


                        (1,780)            (5,550)            --                   (105)              (129)              (226)
                   -----------        -----------            ---            -----------         ----------         ----------
                      (840,399)         1,346,388             --             (1,582,363)           240,937          1,864,431


                    48,165,010         46,818,622             --              1,582,363          2,743,251            878,820
                   -----------        -----------            ---            -----------         ----------         ----------
                   $47,324,611        $48,165,010            $--            $        --         $2,984,188         $2,743,251
                   ===========        ===========            ===            ===========         ==========         ==========




                                ALGER
                         SMALL CAP GROWTH--
                          CLASS I-2 SHARES
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                    $  (54,815)        $  (52,934)
                       386,801            355,666
                            --                 --

                       563,843          1,174,932
                    ----------         ----------

                       895,829          1,477,664
                    ----------         ----------

                        53,168             39,176
                      (656,324)          (698,594)
                       (24,791)           (58,912)
                      (105,875)           (90,717)
                      (204,305)          (182,985)
                    ----------         ----------
                      (938,127)          (992,032)
                    ----------         ----------

                          (306)              (884)
                    ----------         ----------
                       (42,604)           484,748


                     4,453,284          3,968,536
                    ----------         ----------
                    $4,410,680         $4,453,284
                    ==========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                       COLUMBIA SMALL
                                                                                                            CAP
                                                                                                        VALUE FUND,
                                                                            CALVERT VP                    VARIABLE
                                                                           SRI BALANCED                   SERIES--
                                                                             PORTFOLIO                    CLASS B
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $     963          $   7,022          $   (1,533)
     Net realized gain (loss) on investments................         (27,030)           (78,189)           (166,436)
     Realized gain distribution received....................              --                 --                  --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         120,851            268,619             377,192
                                                                   ---------          ---------          ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          94,784            197,452             209,223
                                                                   ---------          ---------          ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          48,973              2,742              38,683
     Policyowners' surrenders...............................        (139,988)          (153,264)           (114,635)
     Policyowners' annuity and death benefits...............         (10,536)            (8,610)            (18,863)
     Net transfers from (to) Fixed Account..................         (16,414)           (34,934)            (12,908)
     Transfers between Investment Divisions.................         (19,369)           (18,716)           (114,625)
                                                                   ---------          ---------          ----------
       Net contributions and (withdrawals)..................        (137,334)          (212,782)           (222,348)
                                                                   ---------          ---------          ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (37)              (139)                (68)
                                                                   ---------          ---------          ----------
          Increase (decrease) in net assets.................         (42,587)           (15,469)            (13,193)

NET ASSETS:
     Beginning of period....................................         978,382            993,851           1,008,927
                                                                   ---------          ---------          ----------
     End of period..........................................       $ 935,795          $ 978,382          $  995,734
                                                                   =========          =========          ==========



                                                                 COLUMBIA SMALL
                                                                      CAP
                                                                  VALUE FUND,
                                                                    VARIABLE
                                                                    SERIES--
                                                                    CLASS B
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (3,733)
     Net realized gain (loss) on investments................         (232,927)
     Realized gain distribution received....................            1,707
     Change in unrealized appreciation (depreciation) on
       investments..........................................          421,957
                                                                   ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          187,004
                                                                   ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           27,638
     Policyowners' surrenders...............................         (166,968)
     Policyowners' annuity and death benefits...............           (2,202)
     Net transfers from (to) Fixed Account..................          (35,230)
     Transfers between Investment Divisions.................          (35,584)
                                                                   ----------
       Net contributions and (withdrawals)..................         (212,346)
                                                                   ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (104)
                                                                   ----------
          Increase (decrease) in net assets.................          (25,446)

NET ASSETS:
     Beginning of period....................................        1,034,373
                                                                   ----------
     End of period..........................................       $1,008,927
                                                                   ==========





                                                                                                        JANUS ASPEN
                                                                            JANUS ASPEN                  WORLDWIDE
                                                                             BALANCED                   PORTFOLIO--
                                                                            PORTFOLIO--                INSTITUTIONAL
                                                                       INSTITUTIONAL SHARES                SHARES
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   334,792        $   380,313        $   (88,709)
     Net realized gain (loss) on investments................          646,208            (47,671)        (1,466,006)
     Realized gain distribution received....................               --            882,628                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          559,658          3,798,822          3,262,890
                                                                  -----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,540,658          5,014,092          1,708,175
                                                                  -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          403,237            235,517            218,701
     Policyowners' surrenders...............................       (2,397,758)        (3,269,216)        (1,363,127)
     Policyowners' annuity and death benefits...............         (196,389)          (410,825)          (200,960)
     Net transfers from (to) Fixed Account..................         (760,417)          (427,656)          (251,649)
     Transfers between Investment Divisions.................          (64,418)          (132,441)          (545,001)
                                                                  -----------        -----------        -----------
       Net contributions and (withdrawals)..................       (3,015,745)        (4,004,621)        (2,142,036)
                                                                  -----------        -----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (614)            (3,522)              (615)
                                                                  -----------        -----------        -----------
          Increase (decrease) in net assets.................       (1,475,701)         1,005,949           (434,476)

NET ASSETS:
     Beginning of period....................................       24,038,498         23,032,549         13,411,289
                                                                  -----------        -----------        -----------
     End of period..........................................      $22,562,797        $24,038,498        $12,976,813
                                                                  ===========        ===========        ===========



                                                                  JANUS ASPEN
                                                                   WORLDWIDE
                                                                  PORTFOLIO--
                                                                 INSTITUTIONAL
                                                                     SHARES
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    13,568
     Net realized gain (loss) on investments................       (2,537,736)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        6,233,668
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        3,709,500
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          160,139
     Policyowners' surrenders...............................       (1,309,084)
     Policyowners' annuity and death benefits...............         (187,549)
     Net transfers from (to) Fixed Account..................         (142,420)
     Transfers between Investment Divisions.................         (352,275)
                                                                  -----------
       Net contributions and (withdrawals)..................       (1,831,189)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (2,848)
                                                                  -----------
          Increase (decrease) in net assets.................        1,875,463

NET ASSETS:
     Beginning of period....................................       11,535,826
                                                                  -----------
     End of period..........................................      $13,411,289
                                                                  ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                             DREYFUS IP
                             TECHNOLOGY                          FIDELITY(R) VIP                       FIDELITY(R) VIP
                              GROWTH--                           CONTRAFUND(R)--                       EQUITY-INCOME--
                           INITIAL SHARES                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
-------------------------------------------------------------------------------------------------------------------------------



                     $ (9,621)          $ (5,438)        $   (27,168)       $    11,020        $    36,919        $    80,710
                       (2,458)           (61,853)            259,666         (2,818,931)          (897,979)        (1,216,667)
                           --                 --              11,385              6,654                 --                 --

                      193,273            326,671           3,561,996         10,105,171          1,956,717          3,422,680
                     --------           --------         -----------        -----------        -----------        -----------

                      181,194            259,380           3,805,879          7,303,914          1,095,657          2,286,723
                     --------           --------         -----------        -----------        -----------        -----------

                       10,382             23,230             377,735            352,984             98,275            154,252
                      (53,387)           (65,081)         (2,820,929)        (3,495,338)        (1,206,429)        (1,454,748)
                      (15,319)            (3,134)           (180,445)          (259,934)          (127,417)          (421,567)
                      (19,877)           (14,649)           (512,112)          (497,969)          (577,818)          (246,005)
                      (12,495)           141,757            (905,570)        (1,111,127)          (225,562)          (501,657)
                     --------           --------         -----------        -----------        -----------        -----------
                      (90,696)            82,123          (4,041,321)        (5,011,384)        (2,038,951)        (2,469,725)
                     --------           --------         -----------        -----------        -----------        -----------


                           14               (183)             (1,147)            (4,760)              (594)            (1,453)
                     --------           --------         -----------        -----------        -----------        -----------
                       90,512            341,320            (236,589)         2,287,770           (943,888)          (184,455)


                      786,097            444,777          27,629,468         25,341,698          9,965,116         10,149,571
                     --------           --------         -----------        -----------        -----------        -----------
                     $876,609           $786,097         $27,392,879        $27,629,468        $ 9,021,228        $ 9,965,116
                     ========           ========         ===========        ===========        ===========        ===========




                           FIDELITY(R) VIP
                              MID CAP--
                           SERVICE CLASS 2
                 ----------------------------------
                       2010               2009
---------------------------------------------------



                    $  (60,076)        $  (36,695)
                      (206,386)          (614,815)
                        16,824             22,728

                     1,479,055          2,016,969
                    ----------         ----------

                     1,229,417          1,388,187
                    ----------         ----------

                       116,304             91,388
                      (467,002)          (424,575)
                      (134,279)           (10,301)
                      (198,425)          (125,758)
                        87,794           (117,245)
                    ----------         ----------
                      (595,608)          (586,491)
                    ----------         ----------


                          (334)              (980)
                    ----------         ----------
                       633,475            800,716


                     4,955,834          4,155,118
                    ----------         ----------
                    $5,589,309         $4,955,834
                    ==========         ==========






                          MFS(R) INVESTORS                           MFS(R)                                MFS(R)
                           TRUST SERIES--                       RESEARCH SERIES--                    UTILITIES SERIES--
                            INITIAL CLASS                         INITIAL CLASS                         SERVICE CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
-------------------------------------------------------------------------------------------------------------------------------


                    $    (145)          $  2,179          $  (2,273)         $   1,222         $   206,515        $   397,682
                       18,966             (2,482)            25,341             (5,762)           (802,193)          (821,818)
                           --                 --                 --                 --                  --                 --

                       28,291            133,545             58,831            165,338           1,792,632          3,390,520
                    ---------           --------          ---------          ---------         -----------        -----------

                       47,112            133,242             81,899            160,798           1,196,954          2,966,384
                    ---------           --------          ---------          ---------         -----------        -----------

                        6,341              6,808              6,385              7,694             119,235            158,836
                      (71,699)           (74,530)          (103,014)           (76,321)         (1,220,903)          (971,118)
                      (14,719)            (7,081)           (15,285)              (270)            (64,939)           (59,114)
                      (48,592)            (9,346)           (34,288)            (4,621)           (840,149)          (239,465)
                      (29,862)               152            (10,083)           (37,560)           (553,744)          (950,643)
                    ---------           --------          ---------          ---------         -----------        -----------
                     (158,531)           (83,997)          (156,285)          (111,078)         (2,560,500)        (2,061,504)
                    ---------           --------          ---------          ---------         -----------        -----------


                          (18)               (88)               (28)              (106)                203             (1,944)
                    ---------           --------          ---------          ---------         -----------        -----------
                     (111,437)            49,157            (74,414)            49,614          (1,363,343)           902,936

                      651,839            602,682            716,431            666,817          12,417,674         11,514,738
                    ---------           --------          ---------          ---------         -----------        -----------
                    $ 540,402           $651,839          $ 642,017          $ 716,431         $11,054,331        $12,417,674
                    =========           ========          =========          =========         ===========        ===========




                          NEUBERGER BERMAN
                             AMT MID-CAP
                      GROWTH PORTFOLIO--CLASS S
                 ----------------------------------
                       2010               2009
---------------------------------------------------


                    $  (9,802)         $  (7,689)
                      (50,014)           (55,428)
                           --                 --

                      242,129            218,369
                    ---------          ---------

                      182,313            155,252
                    ---------          ---------

                      104,866             11,842
                      (58,637)           (75,746)
                      (11,738)                --
                     (114,762)            (7,025)
                      110,516            (39,431)
                    ---------          ---------
                       30,245           (110,360)
                    ---------          ---------


                          (30)               (95)
                    ---------          ---------
                      212,528             44,797

                      636,251            591,454
                    ---------          ---------
                    $ 848,779          $ 636,251
                    =========          =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                   PIMCO REAL
                                                                     RETURN                       ROYCE
                                                                  PORTFOLIO--                   MICRO-CAP
                                                                    ADVISOR                    PORTFOLIO--
                                                                    CLASS(A)                INVESTMENT CLASS
                                                                ---------------    ----------------------------------
                                                                      2010               2010               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $   (678)         $   11,386         $  (17,228)
     Net realized gain (loss) on investments................           2,812            (132,111)          (398,850)
     Realized gain distribution received....................           6,697                  --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          (8,131)            567,811          1,008,200
                                                                    --------          ----------         ----------
       Net increase (decrease) in net assets resulting from
          operations........................................             700             447,086            592,122
                                                                    --------          ----------         ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................             832              16,060             18,693
     Policyowners' surrenders...............................          (4,628)            (81,542)          (130,945)
     Policyowners' annuity and death benefits...............              --             (43,055)           (19,727)
     Net transfers from (to) Fixed Account..................           2,842             (28,815)           (10,771)
     Transfers between Investment Divisions.................         828,810             181,731            (60,132)
                                                                    --------          ----------         ----------
       Net contributions and (withdrawals)..................         827,856              44,379           (202,882)
                                                                    --------          ----------         ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                 (70)              (460)
                                                                    --------          ----------         ----------
          Increase (decrease) in net assets.................         828,556             491,395            388,780

NET ASSETS:
     Beginning of period....................................              --           1,588,835          1,200,055
                                                                    --------          ----------         ----------
     End of period..........................................        $828,556          $2,080,230         $1,588,835
                                                                    ========          ==========         ==========





                                                                            VICTORY VIF
                                                                        DIVERSIFIED STOCK--
                                                                          CLASS A SHARES
                                                                ----------------------------------
                                                                      2010               2009
                                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  (2,796)         $  (2,588)
     Net realized gain (loss) on investments................         (89,725)          (130,691)
     Realized gain distribution received....................              --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         139,758            251,087
                                                                   ---------          ---------
       Net increase (decrease) in net assets resulting from
          operations........................................          47,237            117,808
                                                                   ---------          ---------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          12,295              4,156
     Policyowners' surrenders...............................         (66,704)           (71,966)
     Policyowners' annuity and death benefits...............         (44,699)                --
     Net transfers from (to) Fixed Account..................          (8,672)              (217)
     Transfers between Investment Divisions.................         (39,756)           (44,696)
                                                                   ---------          ---------
       Net contributions and (withdrawals)..................        (147,536)          (112,723)
                                                                   ---------          ---------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (12)               (77)
                                                                   ---------          ---------
          Increase (decrease) in net assets.................        (100,311)             5,008

NET ASSETS:
     Beginning of period....................................         555,216            550,208
                                                                   ---------          ---------
     End of period..........................................       $ 454,905          $ 555,216
                                                                   =========          =========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                ROYCE                                                                        UIF
                              SMALL-CAP                           T. ROWE PRICE                       EMERGING MARKETS
                             PORTFOLIO--                          EQUITY INCOME                      EQUITY PORTFOLIO--
                          INVESTMENT CLASS                          PORTFOLIO                              CLASS I
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                    $  (15,365)        $  (13,073)        $   41,735        $    47,159        $   (55,650)        $  (91,787)
                       (70,337)          (130,433)          (261,277)          (831,300)          (532,638)          (599,444)
                            --                 --                 --                 --                 --                 --

                       309,779            437,466          1,121,894          2,219,396          1,918,769          4,343,613
                    ----------         ----------         ----------        -----------        -----------         ----------

                       224,077            293,960            902,352          1,435,255          1,330,481          3,652,382
                    ----------         ----------         ----------        -----------        -----------         ----------

                        43,998             26,796             86,437            160,558             68,321            111,440
                      (120,409)           (77,998)          (700,273)          (877,014)          (606,938)          (758,191)
                       (56,698)            (3,316)           (85,664)           (65,786)           (43,329)           (34,110)
                         1,060            (13,111)          (221,347)          (170,856)          (347,824)          (112,997)
                        80,419             42,839            (67,829)          (392,387)          (194,792)            (6,209)
                    ----------         ----------         ----------        -----------        -----------         ----------
                       (51,630)           (24,790)          (988,676)        (1,345,485)        (1,124,562)          (800,067)
                    ----------         ----------         ----------        -----------        -----------         ----------


                           (69)              (175)              (457)              (775)              (240)            (3,330)
                    ----------         ----------         ----------        -----------        -----------         ----------
                       172,378            268,995            (86,781)            88,995            205,679          2,848,985


                     1,224,239            955,244          7,468,907          7,379,912          8,655,405          5,806,420
                    ----------         ----------         ----------        -----------        -----------         ----------
                    $1,396,617         $1,224,239         $7,382,126        $ 7,468,907        $ 8,861,084         $8,655,405
                    ==========         ==========         ==========        ===========        ===========         ==========


                               VAN ECK
                             VIP GLOBAL
                             HARD ASSETS
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                   $  (110,781)       $  (107,600)
                       (91,370)          (899,656)
                            --             53,563

                     3,132,278          5,400,906
                   -----------        -----------

                     2,930,127          4,447,213
                   -----------        -----------

                       180,111            127,784
                      (797,969)        (1,191,136)
                       (66,274)          (120,860)
                      (528,492)          (131,550)
                      (454,433)           692,125
                   -----------        -----------
                    (1,667,057)          (623,637)
                   -----------        -----------


                          (871)            (3,045)
                   -----------        -----------
                     1,262,199          3,820,531


                    12,530,841          8,710,310
                   -----------        -----------
                   $13,793,040        $12,530,841
                   ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010







                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $3,923,092        $20,201,417       $15,643,560
  Dividends due and accrued.......              --                 --               120
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........             127              7,079           (29,228)

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................             129                662             1,543
     Administrative charges.......              11                 55               129
                                        ----------        -----------       -----------
       Total net assets...........      $3,923,079        $20,207,779       $15,612,780
                                        ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $3,923,079        $20,207,779       $15,612,780
                                        ==========        ===========       ===========
     Variable accumulation unit
       value......................      $    11.58        $     21.54       $      1.42
                                        ==========        ===========       ===========
Identified Cost of Investment.....      $3,903,056        $19,135,637       $15,644,909
                                        ==========        ===========       ===========








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $66,407,109       $41,745,246       $47,350,611
  Dividends due and accrued.......               --                --                --
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........          (35,797)           (7,434)           (3,251)

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................            2,182             1,369             1,558
     Administrative charges.......              182               114               130
                                        -----------       -----------       -----------
       Total net assets...........      $66,368,948       $41,736,329       $47,345,672
                                        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $66,368,948       $41,736,329       $47,345,672
                                        ===========       ===========       ===========
       Variable accumulation unit
          value...................      $     30.71       $     13.86       $     25.99
                                        ===========       ===========       ===========
Identified Cost of Investment.....      $64,126,659       $42,558,155       $51,688,620
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                          MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP      CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH
      COMMON STOCK--     ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--
       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $37,542,730       $9,916,378        $13,007,154       $8,456,513        $18,669,949       $4,336,872        $68,074,411
                 --               --                 --           31,295                 --               --                 --

             11,158           (4,198)             1,727              310            (68,064)           3,441             13,315




              1,235              326                428              279                611              143              2,240
                103               27                 36               23                 51               12                187
        -----------       ----------        -----------       ----------        -----------       ----------        -----------
        $37,552,550       $9,911,827        $13,008,417       $8,487,816        $18,601,223       $4,340,158        $68,085,299
        ===========       ==========        ===========       ==========        ===========       ==========        ===========

        $37,552,550       $9,911,827        $13,008,417       $8,487,816        $18,601,223       $4,340,158        $68,085,299
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $     27.49       $    11.93        $     24.89       $    11.33        $     21.26       $    10.50        $     23.14
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $45,889,737       $9,020,463        $11,282,785       $8,055,235        $18,141,555       $4,267,278        $87,821,631
        ===========       ==========        ===========       ==========        ===========       ==========        ===========







                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
       INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH            S&P 500         U.S. SMALL
         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--         INDEX--            CAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $12,722,772       $6,644,458        $12,921,956       $15,748,530       $13,571,951       $74,582,819       $4,650,377
                 --               --                 --                --                --                --               --

             10,546           (1,798)             5,767            (4,805)           (5,511)          (51,875)           4,899




                417              219                426               517               446             2,453              154
                 35               18                 36                43                37               204               13
        -----------       ----------        -----------       -----------       -----------       -----------       ----------
        $12,732,866       $6,642,423        $12,927,261       $15,743,165       $13,565,957       $74,528,287       $4,655,109
        ===========       ==========        ===========       ===========       ===========       ===========       ==========

        $12,732,866       $6,642,423        $12,927,261       $15,743,165       $13,565,957       $74,528,287       $4,655,109
        ===========       ==========        ===========       ===========       ===========       ===========       ==========
        $     22.59       $    15.45        $     16.69       $     11.60       $     11.26       $     30.49       $    14.21
        ===========       ==========        ===========       ===========       ===========       ===========       ==========
        $14,748,865       $5,347,457        $10,754,528       $14,672,887       $13,565,489       $74,201,316       $3,453,619
        ===========       ==========        ===========       ===========       ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                          COLUMBIA SMALL
                                           ALGER                                CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $8,685,759        $3,018,365        $1,701,275
  Dividends due and accrued.......              --                --                --
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........           1,054               113            (1,210)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................             287                99                56
     Administrative charges.......              24                 8                 5
                                        ----------        ----------        ----------
       Total net assets...........      $8,686,502        $3,018,371        $1,700,004
                                        ==========        ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $8,686,502        $3,018,371        $1,700,004
                                        ==========        ==========        ==========
     Variable accumulation unit
       value......................      $    14.80        $    19.62        $    13.62
                                        ==========        ==========        ==========

Identified Cost of Investment.....      $5,633,048        $3,183,009        $1,401,444
                                        ==========        ==========        ==========







                                                                             NEUBERGER
                                          MFS(R)            MFS(R)          BERMAN AMT
                                         RESEARCH          UTILITIES      MID-CAP GROWTH
                                         SERIES--         SERVICES--        PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $1,366,670        $20,538,529       $1,076,638
  Dividends due and accrued.......              --                 --               --
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........              22             (7,680)           3,231
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................              45                675               35
     Administrative charges.......               4                 56                3
                                        ----------        -----------       ----------
       Total net assets...........      $1,366,643        $20,530,118       $1,079,831
                                        ==========        ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $1,366,643        $20,530,118       $1,079,831
                                        ==========        ===========       ==========
     Variable accumulation unit
       value......................      $    12.09        $     21.80       $    15.72
                                        ==========        ===========       ==========

Identified Cost of Investment.....      $1,085,058        $22,425,679       $  832,692
                                        ==========        ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN          MFS(R)
        DREYFUS IP         FIDELITY(R)            VIP               VIP            BALANCED          WORLDWIDE          INVESTORS
        TECHNOLOGY             VIP              EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--           SERVICE        INSTITUTIONAL     INSTITUTIONAL        SERIES--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS        CLASS 2           SHARES            SHARES          INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------

        $2,541,980         $50,174,796        $15,791,276       $12,097,385       $45,626,989       $22,874,665        $1,026,053
                --                  --                 --                --                --                --                --

                10              (9,912)            (3,374)             (578)          (33,997)          (18,210)           20,273



                84               1,650                519               399             1,498               752                34
                 7                 137                 43                33               125                63                 3
        ----------         -----------        -----------       -----------       -----------       -----------        ----------
        $2,541,899         $50,163,097        $15,787,340       $12,096,375       $45,591,369       $22,855,640        $1,046,289
        ==========         ===========        ===========       ===========       ===========       ===========        ==========

        $2,541,899         $50,163,097        $15,787,340       $12,096,375       $45,591,369       $22,855,640        $1,046,289
        ==========         ===========        ===========       ===========       ===========       ===========        ==========
        $    11.93         $     26.86        $     18.35       $     21.60       $     28.82       $     17.18        $    11.14
        ==========         ===========        ===========       ===========       ===========       ===========        ==========

        $1,890,842         $54,574,211        $19,131,157       $11,047,034       $38,852,606       $27,193,704        $  962,707
        ==========         ===========        ===========       ===========       ===========       ===========        ==========






                                                 ROYCE            T. ROWE             UIF                                VICTORY
        PIMCO REAL            ROYCE            SMALL-CAP           PRICE           EMERGING           VAN ECK              VIF
          RETURN            MICRO-CAP         PORTFOLIO--         EQUITY        MARKETS EQUITY      VIP GLOBAL         DIVERSIFIED
        PORTFOLIO--        PORTFOLIO--        INVESTMENT          INCOME          PORTFOLIO--          HARD          STOCK--CLASS A
       ADVISOR CLASS    INVESTMENT CLASS         CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
------------------------------------------------------------------------------------------------------------------------------------


        $1,280,563         $2,953,555         $2,476,080        $13,755,476       $14,392,083       $20,321,810        $1,045,086
             1,170                 --                 --                 --                --                --                --

               310             (2,626)            (2,271)               641               138           (31,418)               15




                42                 97                 82                452               472               666                34
                 3                  8                  7                 38                39                55                 3
        ----------         ----------         ----------        -----------       -----------       -----------        ----------
        $1,281,998         $2,950,824         $2,473,720        $13,755,627       $14,391,710       $20,289,671        $1,045,064
        ==========         ==========         ==========        ===========       ===========       ===========        ==========

        $1,281,998         $2,950,824         $2,473,720        $13,755,627       $14,391,710       $20,289,671        $1,045,064
        ==========         ==========         ==========        ===========       ===========       ===========        ==========
        $    10.31         $    16.54         $    14.13        $     15.35       $     26.77       $     42.56        $    12.35
        ==========         ==========         ==========        ===========       ===========       ===========        ==========

        $1,292,690         $2,258,894         $2,053,993        $14,997,203       $14,646,463       $17,110,384        $1,067,103
        ==========         ==========         ==========        ===========       ===========       ===========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010







                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................       $  45,222        $   655,720      $      3,270
  Mortality and expense risk
     charges......................         (45,416)          (246,769)         (221,924)
  Administrative charges..........          (3,785)           (20,564)          (18,494)
                                         ---------        -----------      ------------
       Net investment income
          (loss)..................          (3,979)           388,387          (237,148)
                                         ---------        -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         686,639          3,648,022        13,029,343
  Cost of investments sold........        (741,886)        (3,417,909)      (13,029,458)
                                         ---------        -----------      ------------
       Net realized gain (loss) on
          investments.............         (55,247)           230,113              (115)
  Realized gain distribution
     received.....................              --            272,557                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         483,785            373,010            (1,638)
                                         ---------        -----------      ------------
       Net gain (loss) on
          investments.............         428,538            875,680            (1,753)
                                         ---------        -----------      ------------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......       $ 424,559        $ 1,264,067      $   (238,901)
                                         =========        ===========      ============








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $ 3,834,922       $   337,022       $ 1,419,464
  Mortality and expense risk
     charges......................         (787,293)         (483,778)         (547,783)
  Administrative charges..........          (65,608)          (40,315)          (45,649)
                                        -----------       -----------       -----------
       Net investment income
          (loss)..................        2,982,021          (187,071)          826,032
                                        -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        8,720,332         6,411,316         6,101,677
  Cost of investments sold........       (7,287,586)       (7,950,495)       (9,755,975)
                                        -----------       -----------       -----------
       Net realized gain (loss) on
          investments.............        1,432,746        (1,539,179)       (3,654,298)
  Realized gain distribution
     received.....................               --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        2,564,631         7,929,038         8,562,347
                                        -----------       -----------       -----------
       Net gain (loss) on
          investments.............        3,997,377         6,389,859         4,908,049
                                        -----------       -----------       -----------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $ 6,979,398       $ 6,202,788       $ 5,734,081
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                           MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
        MAINSTAY VP       CONSERVATIVE        MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH             GROWTH
      COMMON STOCK--      ALLOCATION--       CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         EQUITY--
       INITIAL CLASS      SERVICE CLASS      INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

       $    583,042        $   211,163        $   352,290       $   257,930       $   592,686       $    40,021       $    334,867
           (443,774)          (105,329)          (149,162)          (81,818)         (229,750)          (50,672)          (784,932)
            (36,981)            (8,777)           (12,430)           (6,818)          (19,146)           (4,223)           (65,411)
       ------------        -----------        -----------       -----------       -----------       -----------       ------------
            102,287             97,057            190,698           169,294           343,790           (14,874)          (515,476)
       ------------        -----------        -----------       -----------       -----------       -----------       ------------

          6,124,231          1,716,742          2,329,824         1,473,420         4,189,919           920,884          9,720,317
        (11,520,775)        (1,817,684)        (2,331,073)       (1,595,628)       (3,886,051)       (1,247,757)       (14,094,140)
       ------------        -----------        -----------       -----------       -----------       -----------       ------------
         (5,396,544)          (100,942)            (1,249)         (122,208)          303,868          (326,873)        (4,373,823)
                 --                 --                 --                --           283,660                --                 --

          9,132,615            865,483          1,698,698           368,250          (192,441)          858,678         11,423,265
       ------------        -----------        -----------       -----------       -----------       -----------       ------------
          3,736,071            764,541          1,697,449           246,042           395,087           531,805          7,049,442
       ------------        -----------        -----------       -----------       -----------       -----------       ------------

       $  3,838,358        $   861,598        $ 1,888,147       $   415,336       $   738,877       $   516,931       $  6,533,966
       ============        ===========        ===========       ===========       ===========       ===========       ============







                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
       INTERNATIONAL        LARGE CAP           MID CAP          MODERATE           GROWTH            S&P 500          U.S. SMALL
         EQUITY--           GROWTH--            CORE--         ALLOCATION--      ALLOCATION--         INDEX--             CAP--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   410,335        $       --         $    42,527       $   283,141       $   177,125      $  1,268,277        $     2,193
           (156,147)          (74,294)           (147,408)         (171,563)         (150,583)         (863,939)           (52,559)
            (13,012)           (6,191)            (12,284)          (14,297)          (12,549)          (71,995)            (4,380)
        -----------        ----------         -----------       -----------       -----------      ------------        -----------
            241,176           (80,485)           (117,165)           97,281            13,993           332,343            (54,746)
        -----------        ----------         -----------       -----------       -----------      ------------        -----------

          2,591,131         1,159,397           2,513,340         2,967,182         1,987,387        11,003,176          1,046,023
         (2,976,116)         (852,367)         (3,550,462)       (3,342,336)       (2,228,554)      (13,304,108)        (1,727,168)
        -----------        ----------         -----------       -----------       -----------      ------------        -----------
           (384,985)          307,030          (1,037,122)         (375,154)         (241,167)       (2,300,932)          (681,145)
                 --                --                  --                --                --                --                 --

            550,642           623,759           3,573,230         1,767,713         1,745,470        10,889,793          1,628,975
        -----------        ----------         -----------       -----------       -----------      ------------        -----------
            165,657           930,789           2,536,108         1,392,559         1,504,303         8,588,861            947,830
        -----------        ----------         -----------       -----------       -----------      ------------        -----------

        $   406,833        $  850,304         $ 2,418,943       $ 1,489,840       $ 1,518,296      $  8,921,204        $   893,084
        ===========        ==========         ===========       ===========       ===========      ============        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                                                          COLUMBIA SMALL
                                           ALGER                                CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $        --        $  41,189        $    21,370
  Mortality and expense risk
     charges......................          (98,573)         (36,533)           (20,631)
  Administrative charges..........           (8,215)          (3,044)            (1,719)
                                        -----------        ---------        -----------
       Net investment income
          (loss)..................         (106,788)           1,612               (980)
                                        -----------        ---------        -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        1,733,781          535,684          1,176,332
  Cost of investments sold........       (1,122,249)        (520,711)        (1,492,215)
                                        -----------        ---------        -----------
       Net realized gain (loss) on
          investments.............          611,532           14,973           (315,883)
  Realized gain distribution
     received.....................               --               --                 --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        1,237,575          285,560            623,198
                                        -----------        ---------        -----------
       Net gain (loss) on
          investments.............        1,849,107          300,533            307,315
                                        -----------        ---------        -----------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $ 1,742,319        $ 302,145        $   306,335
                                        ===========        =========        ===========








                                                                             NEUBERGER
                                          MFS(R)            MFS(R)          BERMAN AMT
                                         RESEARCH          UTILITIES      MID-CAP GROWTH
                                         SERIES--         SERVICES--        PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................       $  11,888        $   601,861        $      --
  Mortality and expense risk
     charges......................         (15,654)          (235,645)         (10,388)
  Administrative charges..........          (1,305)           (19,637)            (866)
                                         ---------        -----------        ---------
       Net investment income
          (loss)..................          (5,071)           346,579          (11,254)
                                         ---------        -----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         237,871          3,240,422          217,416
  Cost of investments sold........        (158,080)        (3,525,871)        (278,993)
                                         ---------        -----------        ---------
       Net realized gain (loss) on
          investments.............          79,791           (285,449)         (61,577)
  Realized gain distribution
     received.....................              --                 --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         104,024          2,170,807          286,537
                                         ---------        -----------        ---------
       Net gain (loss) on
          investments.............         183,815          1,885,358          224,960
                                         ---------        -----------        ---------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......       $ 178,744        $ 2,231,937        $ 213,706
                                         =========        ===========        =========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                             FIDELITY(R)        FIDELITY(R)       JANUS ASPEN       JANUS ASPEN          MFS(R)
        DREYFUS IP         FIDELITY(R)            VIP               VIP            BALANCED          WORLDWIDE          INVESTORS
        TECHNOLOGY             VIP              EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL        SERIES--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS           2              SHARES            SHARES          INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $       --         $   574,860        $   269,787       $    13,090       $ 1,287,452       $   135,025         $  12,136
           (26,041)           (575,821)          (183,631)         (126,539)         (553,860)         (264,387)          (11,983)
            (2,170)            (47,985)           (15,303)          (10,545)          (46,155)          (22,032)             (999)
        ----------         -----------        -----------       -----------       -----------       -----------         ---------
           (28,211)            (48,946)            70,853          (123,994)          687,437          (151,394)             (846)
        ----------         -----------        -----------       -----------       -----------       -----------         ---------

         1,124,021           7,702,947          2,625,668         1,593,576         6,728,573         3,218,091           222,137
          (948,425)         (8,929,562)        (2,911,823)       (1,940,640)       (6,117,964)       (5,663,953)         (189,703)
        ----------         -----------        -----------       -----------       -----------       -----------         ---------
           175,596          (1,226,615)          (286,155)         (347,064)          610,609        (2,445,862)           32,434
                --              20,854                 --            34,612                --                --                --

           410,652           8,227,518          2,168,461         2,998,321         1,784,741         5,551,952            57,365
        ----------         -----------        -----------       -----------       -----------       -----------         ---------
           586,248           7,021,757          1,882,306         2,685,869         2,395,350         3,106,090            89,799
        ----------         -----------        -----------       -----------       -----------       -----------         ---------

        $  558,037         $ 6,972,811        $ 1,953,159       $ 2,561,875       $ 3,082,787       $ 2,954,696         $  88,953
        ==========         ===========        ===========       ===========       ===========       ===========         =========






        PIMCO REAL                               ROYCE            T. ROWE            UIF                                 VICTORY
          RETURN             ROYCE             SMALL-CAP          PRICE            EMERGING          VAN ECK               VIF
        PORTFOLIO--         MICRO-CAP         PORTFOLIO--         EQUITY        MARKETS EQUITY      VIP GLOBAL         DIVERSIFIED
          ADVISOR          PORTFOLIO--        INVESTMENT          INCOME          PORTFOLIO--          HARD          STOCK--CLASS A
         CLASS(A)       INVESTMENT CLASS         CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
      ------------------------------------------------------------------------------------------------------------------------------

         $   5,654          $  47,494          $   2,651        $   249,746       $    81,187       $    65,678         $   7,252
            (6,394)           (29,126)           (25,948)          (158,062)         (156,756)         (213,634)          (11,911)
              (533)            (2,427)            (2,162)           (13,172)          (13,063)          (17,803)             (993)
         ---------          ---------          ---------        -----------       -----------       -----------         ---------
            (1,273)            15,941            (25,459)            78,512           (88,632)         (165,759)           (5,652)
         ---------          ---------          ---------        -----------       -----------       -----------         ---------

           296,235            560,879            378,023          2,270,194         2,774,499         4,085,757           229,234
          (284,508)          (853,315)          (455,165)        (2,773,374)       (3,263,205)       (4,270,765)         (345,487)
         ---------          ---------          ---------        -----------       -----------       -----------         ---------
            11,727           (292,436)           (77,142)          (503,180)         (488,706)         (185,008)         (116,253)
            10,679                 --                 --                 --                --                --                --

           (12,128)           912,821            494,064          2,100,500         2,703,467         4,686,335           226,015
         ---------          ---------          ---------        -----------       -----------       -----------         ---------
            10,278            620,385            416,922          1,597,320         2,214,761         4,501,327           109,762
         ---------          ---------          ---------        -----------       -----------       -----------         ---------

         $   9,005          $ 636,326          $ 391,463        $ 1,675,832       $ 2,126,129       $ 4,335,568         $ 104,110
         =========          =========          =========        ===========       ===========       ===========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (3,979)       $   55,284        $   388,387       $   643,150
     Net realized gain (loss) on investments................        (55,247)         (330,603)           230,113            48,141
     Realized gain distribution received....................             --                --            272,557            73,447
     Change in unrealized appreciation (depreciation) on
       investments..........................................        483,785           944,946            373,010           444,751
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        424,559           669,627          1,264,067         1,209,489
                                                                 ----------        ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        113,900            73,095            648,115           567,969
     Policyowners' surrenders...............................       (440,476)         (526,498)        (3,090,390)       (2,247,954)
     Policyowners' annuity and death benefits...............        (73,233)               --            (98,797)         (110,124)
     Net transfers from (to) Fixed Account..................        (75,719)          (62,198)          (265,430)         (348,259)
     Transfers between Investment Divisions.................         89,603          (390,163)         2,116,831           511,723
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................       (385,925)         (905,764)          (689,671)       (1,626,645)
                                                                 ----------        ----------        -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (164)             (409)              (412)             (756)
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................         38,470          (236,546)           573,984          (417,912)

NET ASSETS:
     Beginning of period....................................      3,884,609         4,121,155         19,633,795        20,051,707
                                                                 ----------        ----------        -----------       -----------
     End of period..........................................     $3,923,079        $3,884,609        $20,207,779       $19,633,795
                                                                 ==========        ==========        ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        FLOATING RATE--                      GOVERNMENT--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  169,294        $  109,002        $   343,790       $   460,909
     Net realized gain (loss) on investments................       (122,208)         (238,476)           303,868           273,796
     Realized gain distribution received....................             --                --            283,660            19,647
     Change in unrealized appreciation (depreciation) on
       investments..........................................        368,250         1,419,442           (192,441)         (706,020)
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        415,336         1,289,968            738,877            48,332
                                                                 ----------        ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        431,830           179,565            506,800           670,253
     Policyowners' surrenders...............................       (715,515)         (477,770)        (2,395,330)       (3,057,533)
     Policyowners' annuity and death benefits...............       (177,374)             (989)          (128,078)         (226,862)
     Net transfers from (to) Fixed Account..................       (308,173)         (141,953)          (353,187)         (367,502)
     Transfers between Investment Divisions.................      2,567,649         1,801,644          1,010,001          (360,892)
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................      1,798,417         1,360,497         (1,359,794)       (3,342,536)
                                                                 ----------        ----------        -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (205)           (1,074)              (250)              144
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................      2,213,548         2,649,391           (621,167)       (3,294,060)

NET ASSETS:
     Beginning of period....................................      6,274,268         3,624,877         19,222,390        22,516,450
                                                                 ----------        ----------        -----------       -----------
     End of period..........................................     $8,487,816        $6,274,268        $18,601,223       $19,222,390
                                                                 ==========        ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                                                                          MAINSTAY VP
                                            MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
            CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (237,148)   $  (335,613)   $   102,287    $   274,015    $    97,057    $  119,347     $   190,698    $    97,840
              (115)         1,180     (5,396,544)    (5,549,030)      (100,942)     (233,942)         (1,249)      (256,779)
                --             --             --             --             --       124,509              --             --

            (1,638)          (938)     9,132,615     12,055,571        865,483     1,219,446       1,698,698      3,950,395
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------

          (238,901)      (335,371)     3,838,358      6,780,556        861,598     1,229,360       1,888,147      3,791,456
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------

         2,658,809      1,362,968        849,855        837,455        373,405       327,744         334,086        337,591
        (5,368,023)    (7,242,290)    (3,959,434)    (3,118,139)    (1,554,511)     (573,875)     (1,746,546)    (1,184,246)
           (21,562)       (35,670)       (77,360)      (120,294)       (10,032)           --         (85,578)       (21,355)
        (2,683,642)    (3,063,533)      (634,916)      (564,173)      (161,805)     (305,059)       (337,392)      (191,178)
        (1,089,030)       (33,199)    (1,568,214)      (899,228)     2,472,036     1,133,108         560,898        921,779
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------
        (6,503,448)    (9,011,724)    (5,390,069)    (3,864,379)     1,119,093       581,918      (1,274,532)      (137,409)
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------


                --             (9)        (1,267)        (3,282)          (250)         (847)           (595)        (2,665)
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------
        (6,742,349)    (9,347,104)    (1,552,978)     2,912,895      1,980,441     1,810,431         613,020      3,651,382


        22,355,129     31,702,233     39,105,528     36,192,633      7,931,386     6,120,955      12,395,397      8,744,015
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------
       $15,612,780    $22,355,129    $37,552,550    $39,105,528    $ 9,911,827    $7,931,386     $13,008,417    $12,395,397
       ===========    ===========    ===========    ===========    ===========    ==========     ===========    ===========






              MAINSTAY VP                                                 MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    HIGH YIELD                   MAINSTAY VP
              ALLOCATION--                GROWTH EQUITY--               CORPORATE BOND--            ICAP SELECT EQUITY--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (14,874)    $   30,780     $  (515,476)   $  (437,030)   $ 2,982,021    $ 3,721,174    $  (187,071)   $   164,980
         (326,873)      (537,304)     (4,373,823)    (4,716,962)     1,432,746        477,939     (1,539,179)    (2,467,593)
               --         73,578              --             --             --             --             --             --

          858,678      1,337,550      11,423,265     23,035,784      2,564,631     15,280,818      7,929,038      9,851,122
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          516,931        904,604       6,533,966     17,881,792      6,979,398     19,479,931      6,202,788      7,548,509
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          230,924        272,302       1,730,873      1,756,282      1,764,033      1,416,514      1,172,909        806,371
         (458,301)      (549,949)     (7,163,606)    (5,672,396)    (8,126,929)    (6,530,706)    (4,383,545)    (3,469,624)
           (2,261)            --        (232,199)      (275,614)      (261,536)      (281,573)       (84,221)       (98,407)
         (122,049)       (53,558)       (898,765)      (867,589)    (1,033,473)    (1,215,009)      (822,597)      (528,755)
          (64,708)       (23,434)     (2,032,761)    (2,106,986)     1,765,020      3,336,870     (1,192,521)     7,241,559
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
         (416,395)      (354,639)     (8,596,458)    (7,166,303)    (5,892,885)    (3,273,904)    (5,309,975)     3,951,144
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------


             (141)          (567)           (562)       (12,304)        (2,429)       (16,011)        (2,140)        (4,382)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
          100,395        549,398      (2,063,054)    10,703,185      1,084,084     16,190,016        890,673     11,495,271


        4,239,763      3,690,365      70,148,353     59,445,168     65,284,864     49,094,848     40,845,656     29,350,385
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
       $4,340,158     $4,239,763     $68,085,299    $70,148,353    $66,368,948    $65,284,864    $41,736,329    $40,845,656
       ==========     ==========     ===========    ===========    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME BUILDER--                 INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   826,032       $   992,526       $   241,176       $   767,364
     Net realized gain (loss) on investments................      (3,654,298)       (6,008,679)         (384,985)         (311,591)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       8,562,347        13,725,206           550,642         1,724,523
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       5,734,081         8,709,053           406,833         2,180,296
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         862,337           875,257           434,714           429,603
     Policyowners' surrenders...............................      (4,754,282)       (4,272,038)       (1,412,117)       (1,386,748)
     Policyowners' annuity and death benefits...............        (141,092)         (289,875)           (7,353)          (35,076)
     Net transfers from (to) Fixed Account..................        (775,170)         (618,273)         (217,660)         (301,216)
     Transfers between Investment Divisions.................        (303,851)       (1,205,951)         (754,426)         (620,218)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (5,112,058)       (5,510,880)       (1,956,842)       (1,913,655)
                                                                 -----------       -----------       -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,411)           (6,373)             (295)           (1,378)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         620,612         3,191,800        (1,550,304)          265,263

NET ASSETS:
     Beginning of period....................................      46,725,060        43,533,260        14,283,170        14,017,907
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $47,345,672       $46,725,060       $12,732,866       $14,283,170
                                                                 ===========       ===========       ===========       ===========





                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                           MODERATE                             GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    97,281       $   166,513       $    13,993       $   144,129
     Net realized gain (loss) on investments................        (375,154)         (395,060)         (241,167)         (387,505)
     Realized gain distribution received....................              --           262,339                --           230,023
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,767,713         2,484,892         1,745,470         2,510,190
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,489,840         2,518,684         1,518,296         2,496,837
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         511,533           799,790           493,704           464,127
     Policyowners' surrenders...............................      (1,209,204)       (1,171,695)         (727,503)       (1,033,656)
     Policyowners' annuity and death benefits...............          (1,792)         (141,465)          (25,715)             (945)
     Net transfers from (to) Fixed Account..................        (425,437)         (277,228)         (733,233)         (120,787)
     Transfers between Investment Divisions.................       1,540,926         1,777,485         1,008,745           361,499
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................         416,026           986,887            15,998          (329,762)
                                                                 -----------       -----------       -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (436)           (1,659)             (406)           (1,643)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       1,905,430         3,503,912         1,533,888         2,165,432

NET ASSETS:
     Beginning of period....................................      13,837,735        10,333,823        12,032,069         9,866,637
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $15,743,165       $13,837,735       $13,565,957       $12,032,069
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                     MID CAP                       MID CAP                       MID CAP
           LARGE CAP GROWTH--                  CORE--                       GROWTH--                      VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




       $  (80,485)    $  (69,515)    $  (117,165)   $   (46,392)       $--        $   (71,387)       $--        $   210,288
          307,030        (73,063)     (1,037,122)      (784,208)        --         (2,716,147)        --         (4,195,061)
               --             --              --             --         --            111,734         --                 --

          623,759      1,910,897       3,573,230      2,633,254         --          4,169,315         --          5,312,557
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------

          850,304      1,768,319       2,418,943      1,802,654         --          1,493,515         --          1,327,784
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------

          236,211        212,635         407,487        159,543         --            172,443         --            171,565
         (676,236)      (573,989)     (1,125,772)      (695,340)        --           (492,022)        --           (601,503)
          (20,944)        (6,504)       (240,769)       (13,714)        --               (289)        --             (7,201)
         (164,559)       (91,407)       (313,830)      (138,004)        --           (155,785)        --           (149,494)
           41,899        315,238        (620,470)     6,662,244         --         (7,029,889)        --         (8,149,343)
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------
         (583,629)      (144,027)     (1,893,354)     5,974,729         --         (7,505,542)        --         (8,735,976)
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------


              (90)        (1,202)           (844)          (957)        --               (867)        --               (617)
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------
          266,585      1,623,090         524,745      7,776,426         --         (6,012,894)        --         (7,408,809)


        6,375,838      4,752,748      12,402,516      4,626,090         --          6,012,894         --          7,408,809
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------
       $6,642,423     $6,375,838     $12,927,261    $12,402,516        $--        $        --        $--        $        --
       ==========     ==========     ===========    ===========        ===        ===========        ===        ===========





              MAINSTAY VP                                                 MAINSTAY VP
                S&P 500                     MAINSTAY VP                    U.S. SMALL                      ALGER
                INDEX--                  SMALL CAP GROWTH--                  CAP--                   SMALL CAP GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS I-2 SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




       $   332,343    $ 1,008,745        $--        $   (24,185)   $  (54,746)    $  (27,840)    $  (106,788)   $  (94,262)
        (2,300,932)    (3,549,920)        --         (1,620,232)     (681,145)      (208,263)        611,532      (332,898)
                --             --         --                 --            --             --              --            --


        10,889,793     17,699,821         --          2,014,080     1,628,975        959,158       1,237,575     3,103,670
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------

         8,921,204     15,158,646         --            369,663       893,084        723,055       1,742,319     2,676,510
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------

         1,876,667      1,776,077         --             57,942       111,936         51,783         185,899       204,621
        (7,805,634)    (6,622,693)        --           (222,144)     (406,612)      (247,035)       (929,306)     (618,452)
          (376,674)      (392,322)        --               (276)     (142,897)        (1,043)         (1,944)      (11,932)
        (1,119,438)    (1,455,250)        --            (50,607)      (95,696)       (67,109)        (97,494)      (67,763)
        (2,289,532)    (1,584,583)        --         (2,268,988)     (148,350)     2,291,473        (608,221)     (235,298)
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------
        (9,714,611)    (8,278,771)        --         (2,484,073)     (681,619)     2,028,069      (1,451,066)     (728,824)
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------




            (2,795)        (8,645)        --               (159)         (214)          (426)           (598)       (1,585)
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------
          (796,202)     6,871,230         --         (2,114,569)      211,251      2,750,698         290,655     1,946,101



        75,324,489     68,453,259         --          2,114,569     4,443,858      1,693,160       8,395,847     6,449,746
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------
       $74,528,287    $75,324,489        $--        $        --    $4,655,109     $4,443,858     $ 8,686,502    $8,395,847
       ===========    ===========        ===        ===========    ==========     ==========     ===========    ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                          COLUMBIA SMALL CAP
                                                                          CALVERT VP                          VALUE FUND,
                                                                         SRI BALANCED                      VARIABLE SERIES--
                                                                           PORTFOLIO                            CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    1,612        $   23,967        $     (980)       $   (4,907)
     Net realized gain (loss) on investments................         14,973           (52,866)         (315,883)         (173,264)
     Realized gain distribution received....................             --                --                --             2,572
     Change in unrealized appreciation (depreciation) on
       investments..........................................        285,560           662,158           623,198           476,729
                                                                 ----------        ----------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        302,145           633,259           306,335           301,130
                                                                 ----------        ----------        ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         77,311            82,077            73,226            44,887
     Policyowners' surrenders...............................       (391,476)         (292,987)         (215,444)         (116,445)
     Policyowners' annuity and death benefits...............           (352)              (51)          (11,564)             (195)
     Net transfers from (to) Fixed Account..................        (60,457)          (53,566)           (2,496)           (7,576)
     Transfers between Investment Divisions.................        (42,719)           34,240            18,065             8,105
                                                                 ----------        ----------        ----------        ----------
       Net contributions and (withdrawals)..................       (417,693)         (230,287)         (138,213)          (71,224)
                                                                 ----------        ----------        ----------        ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (120)             (430)              (97)             (167)
                                                                 ----------        ----------        ----------        ----------
          Increase (decrease) in net assets.................       (115,668)          402,542           168,025           229,739

NET ASSETS:
     Beginning of period....................................      3,134,039         2,731,497         1,531,979         1,302,240
                                                                 ----------        ----------        ----------        ----------
     End of period..........................................     $3,018,371        $3,134,039        $1,700,004        $1,531,979
                                                                 ==========        ==========        ==========        ==========






                                                                          JANUS ASPEN                         JANUS ASPEN
                                                                           BALANCED                            WORLDWIDE
                                                                          PORTFOLIO--                         PORTFOLIO--
                                                                     INSTITUTIONAL SHARES                INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   687,437       $   751,338       $  (151,394)      $    23,902
     Net realized gain (loss) on investments................         610,609          (418,683)       (2,445,862)       (3,570,526)
     Realized gain distribution received....................              --         1,688,278                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,784,741         7,638,123         5,551,952         9,748,589
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,082,787         9,659,056         2,954,696         6,201,965
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,213,218         1,062,716           600,283           524,470
     Policyowners' surrenders...............................      (5,648,147)       (4,718,762)       (2,227,916)       (1,937,536)
     Policyowners' annuity and death benefits...............         (84,748)         (104,573)          (59,949)          (71,513)
     Net transfers from (to) Fixed Account..................        (886,901)       (1,018,651)         (304,585)         (340,146)
     Transfers between Investment Divisions.................          62,436           (87,356)         (604,089)         (497,524)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (5,344,142)       (4,866,626)       (2,596,256)       (2,322,249)
                                                                 -----------       -----------       -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,224)           (6,738)           (1,050)           (4,726)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,262,579)        4,785,692           357,390         3,874,990

NET ASSETS:
     Beginning of period....................................      47,853,948        43,068,256        22,498,250        18,623,260
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $45,591,369       $47,853,948       $22,855,640       $22,498,250
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









               DREYFUS IP
               TECHNOLOGY                 FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--                  MID CAP--
             INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS                SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (28,211)    $  (14,601)    $   (48,946)   $    35,079    $    70,853    $   136,994    $  (123,994)   $  (72,572)
          175,596          7,075      (1,226,615)    (3,210,929)      (286,155)    (1,395,719)      (347,064)     (847,276)
               --             --          20,854         12,051             --             --         34,612        44,778

          410,652        722,333       8,227,518     16,334,342      2,168,461      4,834,498      2,998,321     3,664,282
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------

          558,037        714,807       6,972,811     13,170,543      1,953,159      3,575,773      2,561,875     2,789,212
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------

           68,055         71,523       1,145,498      1,303,397        574,804        492,997        426,231       413,631
         (164,805)      (131,423)     (4,631,646)    (4,520,861)    (1,705,478)    (1,671,372)      (770,613)     (864,343)
               --             --        (201,737)      (110,339)       (40,196)       (53,082)       (27,522)      (14,501)
          (37,871)       (25,891)       (791,493)      (870,422)      (359,143)      (345,453)      (147,624)     (200,192)
          (73,813)       430,471      (2,116,772)    (1,370,696)      (431,668)      (147,258)       290,176      (183,587)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------
         (208,434)       344,680      (6,596,150)    (5,568,921)    (1,961,681)    (1,724,168)      (229,352)     (848,992)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------


               35           (506)         (2,088)        (8,453)          (967)        (2,228)          (664)       (1,945)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------
          349,638      1,058,981         374,573      7,593,169         (9,489)     1,849,377      2,331,859     1,938,275


        2,192,261      1,133,280      49,788,524     42,195,355     15,796,829     13,947,452      9,764,516     7,826,241
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------
       $2,541,899     $2,192,261     $50,163,097    $49,788,524    $15,787,340    $15,796,829    $12,096,375    $9,764,516
       ==========     ==========     ===========    ===========    ===========    ===========    ===========    ==========







            MFS(R) INVESTORS                   MFS(R)                        MFS(R)                   NEUBERGER BERMAN
             TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--               AMT MID-CAP
             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS           GROWTH PORTFOLIO--CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $     (846)    $    3,628     $   (5,071)    $    2,572     $   346,579    $   596,890    $  (11,254)     $  (8,568)
           32,434         12,600         79,791          1,747        (285,449)      (805,193)      (61,577)      (128,033)
               --             --             --             --              --             --            --             --

           57,365        203,128        104,024        324,812       2,170,807      5,111,844       286,537        307,264
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------

           88,953        219,356        178,744        329,131       2,231,937      4,903,541       213,706        170,663
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------

           58,712         29,367         37,950         26,822         795,232        640,225        44,643         56,633
         (130,115)       (85,598)      (184,894)      (139,312)     (1,940,304)    (1,578,971)      (76,169)       (68,198)
           (6,836)           (46)        (9,740)        (7,560)        (44,781)       (35,532)           --             --
          (31,979)       (25,061)        (8,061)       (54,300)       (460,077)      (364,410)       (7,404)       (21,604)
           18,029         11,676        (25,611)       (51,877)       (333,017)      (739,242)      144,225        (13,548)
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------
          (92,189)       (69,662)      (190,356)      (226,227)     (1,982,947)    (2,077,930)      105,295        (46,717)
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------


              (31)          (144)           (54)          (215)            313         (3,098)          (38)          (102)
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------
           (3,267)       149,550        (11,666)       102,689         249,303      2,822,513       318,963        123,844


        1,049,556        900,006      1,378,309      1,275,620      20,280,815     17,458,302       760,868        637,024
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------
       $1,046,289     $1,049,556     $1,366,643     $1,378,309     $20,530,118    $20,280,815    $1,079,831      $ 760,868
       ==========     ==========     ==========     ==========     ===========    ===========    ==========      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                    ROYCE
                                                                    PIMCO REAL                    MICRO-CAP
                                                                RETURN PORTFOLIO--               PORTFOLIO--
                                                                 ADVISOR CLASS(A)              INVESTMENT CLASS
                                                                ------------------    ---------------------------------
                                                                       2010                   2010              2009
                                                                -------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $   (1,273)            $   15,941        $  (22,593)
     Net realized gain (loss) on investments................            11,727               (292,436)         (408,499)
     Realized gain distribution received....................            10,679                     --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................           (12,128)               912,821         1,210,789
                                                                    ----------             ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................             9,005                636,326           779,697
                                                                    ----------             ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................            90,796                116,739            64,367
     Policyowners' surrenders...............................           (25,055)              (188,427)         (163,966)
     Policyowners' annuity and death benefits...............                --                (21,688)          (14,670)
     Net transfers from (to) Fixed Account..................            26,677                (52,525)          (26,639)
     Transfers between Investment Divisions.................         1,180,575                163,483           269,680
                                                                    ----------             ----------        ----------
       Net contributions and (withdrawals)..................         1,272,993                 17,582           128,772
                                                                    ----------             ----------        ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................                --                   (106)             (593)
                                                                    ----------             ----------        ----------
          Increase (decrease) in net assets.................         1,281,998                653,802           907,876

NET ASSETS:
     Beginning of period....................................                --              2,297,022         1,389,146
                                                                    ----------             ----------        ----------
     End of period..........................................        $1,281,998             $2,950,824        $2,297,022
                                                                    ==========             ==========        ==========






                                                                                 VICTORY VIF
                                                                             DIVERSIFIED STOCK--
                                                                               CLASS A SHARES
                                                                  ----------------------------------------
                                                                       2010                  2009
                                                                  ----------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $   (5,652)           $   (5,140)
     Net realized gain (loss) on investments................          (116,253)             (220,466)
     Realized gain distribution received....................                --                    --
     Change in unrealized appreciation (depreciation) on
       investments..........................................           226,015               449,002
                                                                    ----------            ----------
       Net increase (decrease) in net assets resulting from
          operations........................................           104,110               223,396
                                                                    ----------            ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................            49,140                36,404
     Policyowners' surrenders...............................           (68,646)             (103,621)
     Policyowners' annuity and death benefits...............                --                    --
     Net transfers from (to) Fixed Account..................           (42,131)              (93,233)
     Transfers between Investment Divisions.................           (54,009)              (63,220)
                                                                    ----------            ----------
       Net contributions and (withdrawals)..................          (115,646)             (223,670)
                                                                    ----------            ----------
  Increase/(Decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................               (26)                 (146)
                                                                    ----------            ----------
       Increase (decrease) in net assets....................           (11,562)                 (420)

NET ASSETS:
     Beginning of period....................................         1,056,626             1,057,046
                                                                    ----------            ----------
     End of period..........................................        $1,045,064            $1,056,626
                                                                    ==========            ==========



(a) For the Period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                 ROYCE
               SMALL-CAP                   T. ROWE PRICE                      UIF                         VAN ECK
              PORTFOLIO--                  EQUITY INCOME                EMERGING MARKETS                 VIP GLOBAL
            INVESTMENT CLASS                 PORTFOLIO             EQUITY PORTFOLIO--CLASS I            HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (25,459)    $  (21,354)    $    78,512    $    82,723    $   (88,632)   $  (138,713)   $  (165,759)   $  (154,795)
          (77,142)      (235,719)       (503,180)      (936,028)      (488,706)       (65,323)      (185,008)      (729,520)
               --             --              --             --             --             --             --         74,508

          494,064        726,513       2,100,500      3,446,478      2,703,467      5,723,290      4,686,335      7,186,230
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          391,463        469,440       1,675,832      2,593,173      2,126,129      5,519,254      4,335,568      6,376,423
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          132,196         71,907         371,612        465,922        371,790        317,499        611,433        459,178
         (185,871)      (131,962)     (1,548,215)    (1,152,838)    (1,251,872)    (1,097,443)    (1,683,089)    (1,321,225)
             (855)            --         (57,972)       (30,746)       (69,567)        (4,982)       (19,171)       (53,385)
          (27,189)       (36,471)       (140,489)      (384,409)      (119,196)      (137,639)      (313,716)      (140,700)
          158,692         38,806          87,629       (369,536)      (346,335)       614,734       (596,804)       669,685
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
           76,973        (57,720)     (1,287,435)    (1,471,607)    (1,415,180)      (307,831)    (2,001,347)      (386,447)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------


             (115)          (270)           (833)        (1,384)          (370)        (4,989)        (1,355)        (4,291)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
          468,321        411,450         387,564      1,120,182        710,579      5,206,434      2,332,866      5,985,685


        2,005,399      1,593,949      13,368,063     12,247,881     13,681,131      8,474,697     17,956,805     11,971,120
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
       $2,473,720     $2,005,399     $13,755,627    $13,368,063    $14,391,710    $13,681,131    $20,289,671    $17,956,805
       ==========     ==========     ===========    ===========    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck VIP Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("MacKay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class
MainStay VP Income Builder--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class

Alger Small Cap Growth--Class I-2 Shares(1)
Calvert VP SRI Balanced Portfolio(2)
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
PIMCO Real Return Portfolio--Advisor Class
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
UIF Emerging Markets Equity Portfolio--Class I(3)
Van Eck VIP Global Hard Assets(4)
Victory VIF Diversified Stock--Class A Shares

-------

(1) New allocations to Alger Small Cap Growth--Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the invesment division as of June 1, 2007.

(2) Formerly CVS Calvert Social Balanced.

(3) Formerly Van Kampen's UIF Emerging Markets Equity--Class I.

(4) Formerly Van Eck Worldwide Hard Assets.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of Separate Account-I and Separate Account-II are as follows:






                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               BALANCED--            BOND--            CASH
                                              SERVICE CLASS       INITIAL CLASS     MANAGEMENT
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            255                1,082           11,282
Identified cost.........................         $2,784              $15,026          $11,283
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            361                1,381           15,644
Identified cost.........................         $3,903              $19,136          $15,645





                                       MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                       HIGH YIELD          ICAP SELECT        INCOME
                                    CORPORATE BOND--        EQUITY--         BUILDER--
                                      INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                  ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-
  QUALIFIED POLICIES)
Number of shares................           7,092               2,222            2,580
Identified cost.................         $65,786             $28,372          $37,793
SEPARATE ACCOUNT-II (TAX-
  QUALIFIED POLICIES)
Number of shares................           6,924               3,330            3,330
Identified cost.................         $64,127             $42,558          $51,689



Investment activity for the year ended December 31, 2010 was as follows:





                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               BALANCED--            BOND--            CASH
                                              SERVICE CLASS       INITIAL CLASS     MANAGEMENT
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................          $289               $2,628           $ 6,738
Proceeds from sales.....................           745                3,764            10,823
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................          $294               $3,592           $ 6,292
Proceeds from sales.....................           687                3,648            13,029







                                       MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                       HIGH YIELD          ICAP SELECT        INCOME
                                    CORPORATE BOND--        EQUITY--         BUILDER--
                                      INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                  ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-
  QUALIFIED POLICIES)
Purchases.......................         $6,275              $  467           $1,574
Proceeds from sales.............          8,961               5,178            6,534
SEPARATE ACCOUNT-II (TAX-
  QUALIFIED POLICIES)
Purchases.......................         $5,778              $  762           $1,769
Proceeds from sales.............          8,720               6,411            6,102

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








       MAINSTAY VP
         COMMON       MAINSTAY VP                         MAINSTAY VP                      MAINSTAY VP       MAINSTAY VP
         STOCK--     CONSERVATIVE      MAINSTAY VP         FLOATING       MAINSTAY VP        GROWTH            GROWTH
         INITIAL     ALLOCATION--     CONVERTIBLE--         RATE--       GOVERNMENT--     ALLOCATION--        EQUITY--
          CLASS      SERVICE CLASS    INITIAL CLASS      SERVICE CLASS   INITIAL CLASS    SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------

           1,534           672               863               513            1,310             295              1,730
         $29,112        $6,896           $ 8,876            $4,425          $14,850          $3,048            $53,206

           2,341           879             1,087               913            1,617             443              2,767
         $45,890        $9,020           $11,283            $8,055          $18,142          $4,267            $87,822





       MAINSTAY VP
        INTERNA-     MAINSTAY VP                                        MAINSTAY VP
         TIONAL       LARGE CAP     MAINSTAY VP      MAINSTAY VP         MODERATE       MAINSTAY VP     MAINSTAY VP
        EQUITY--      GROWTH--        MID CAP         MODERATE            GROWTH          S&P 500          U.S.
         INITIAL       INITIAL        CORE--        ALLOCATION--       ALLOCATION--       INDEX--       SMALL CAP--
          CLASS         CLASS      INITIAL CLASS    SERVICE CLASS      SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------

             693          230             709              698                754           1,862            321
         $10,437       $2,914         $ 6,917          $ 6,879            $ 7,686         $46,627         $2,229

             992          444           1,089            1,450              1,307           2,931            499
         $14,749       $5,347         $10,755          $14,673            $13,565         $74,201         $3,454








       MAINSTAY VP
         COMMON       MAINSTAY VP                         MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
         STOCK--     CONSERVATIVE      MAINSTAY VP         FLOATING        MAINSTAY VP        GROWTH           GROWTH
         INITIAL     ALLOCATION--     CONVERTIBLE--         RATE--        GOVERNMENT--     ALLOCATION--       EQUITY--
          CLASS      SERVICE CLASS    INITIAL CLASS      SERVICE CLASS    INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------

         $  492         $2,210           $1,097             $1,329           $2,168            $250            $  428
          4,462          1,904            2,058              1,406            4,638             641             7,454

         $  715         $2,936           $1,279             $3,426           $3,507            $414            $  519
          6,124          1,717            2,330              1,473            4,190             921             9,720







       MAINSTAY VP
        INTERNA-     MAINSTAY VP                                        MAINSTAY VP
         TIONAL       LARGE CAP     MAINSTAY VP      MAINSTAY VP         MODERATE       MAINSTAY VP     MAINSTAY VP
        EQUITY--      GROWTH--        MID CAP         MODERATE            GROWTH          S&P 500          U.S.
         INITIAL       INITIAL        CORE--        ALLOCATION--       ALLOCATION--       INDEX--       SMALL CAP--
          CLASS         CLASS      INITIAL CLASS    SERVICE CLASS      SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------

         $  597        $  385         $  426           $1,313             $1,138          $ 1,183         $  234
          1,843         1,176          1,526            2,247              1,025            7,528            605

         $  810        $  479         $  443           $3,490             $2,013          $ 1,568         $  255
          2,591         1,159          2,513            2,967              1,987           11,003          1,046

--------------------------------------------------------------------------------






                                                                                     COLUMBIA
                                                                                     SMALL CAP
                                                  ALGER              CALVERT        VALUE FUND,
                                                SMALL CAP            VP SRI          VARIABLE
                                                GROWTH--            BALANCED         SERIES--
                                            CLASS I-2 SHARES        PORTFOLIO         CLASS B
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            138                 566               57
Identified cost.........................         $3,340              $1,018           $  820
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            271               1,781               97
Identified cost.........................         $5,633              $3,183           $1,401





                                                                                     NEUBERGER
                                                                                      BERMAN
                                                 MFS(R)              MFS(R)         AMT MID-CAP
                                                RESEARCH            UTILITIES         GROWTH
                                                SERIES--            SERIES--        PORTFOLIO--
                                              INITIAL CLASS       SERVICE CLASS       CLASS S
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             34                  443             32
Identified cost.........................         $  586              $12,350           $744
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             72                  823             40
Identified cost.........................         $1,085              $22,426           $833





                                                                                     COLUMBIA
                                                                                     SMALL CAP
                                                  ALGER              CALVERT        VALUE FUND,
                                                SMALL CAP            VP SRI          VARIABLE
                                                GROWTH--            BALANCED         SERIES--
                                            CLASS I-2 SHARES        PORTFOLIO         CLASS B
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $   96               $ 79            $  234
Proceeds from sales.....................          1,087                193               459
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $  118               $116            $1,036
Proceeds from sales.....................          1,734                536             1,176





                                                                                     NEUBERGER
                                                                                      BERMAN
                                                 MFS(R)              MFS(R)         AMT MID-CAP
                                                RESEARCH            UTILITIES         GROWTH
                                                SERIES--            SERIES--        PORTFOLIO--
                                              INITIAL CLASS       SERVICE CLASS       CLASS S
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................          $ 35               $  672            $314
Proceeds from sales.....................           194                3,057             294
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................          $ 41               $1,582            $307
Proceeds from sales.....................           238                3,240             217



(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                          FIDELITY(R)       FIDELITY(R)       FIDELITY(R)     JANUS ASPEN      JANUS ASPEN
        DREYFUS IP            VIP               VIP               VIP          BALANCED         WORLDWIDE          MFS(R)
        TECHNOLOGY          CONTRA-           EQUITY-          MID CAP--      PORTFOLIO--      PORTFOLIO--        INVESTORS
         GROWTH--          FUND(R)--         INCOME--        SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL    TRUST SERIES--
      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS           2            SHARES           SHARES         INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------

              68              1,147               475               174             796              431              27
          $  593            $31,253           $11,130           $ 5,136         $19,264          $14,563            $525

             196              2,101               830               377           1,612              759              51
          $1,891            $54,574           $19,131           $11,047         $38,853          $27,194            $963





                                                                              UIF
          PIMCO          ROYCE            ROYCE             T. ROWE        EMERGING
       REAL RETURN     MICRO-CAP        SMALL-CAP            PRICE          MARKETS                          VICTORY VIF
       PORTFOLIO--    PORTFOLIO--      PORTFOLIO--          EQUITY          EQUITY           VAN ECK         DIVERSIFIED
         ADVISOR      INVESTMENT       INVESTMENT           INCOME        PORTFOLIO--      VIP GLOBAL          STOCK--
        CLASS(A)         CLASS            CLASS            PORTFOLIO        CLASS I        HARD ASSETS     CLASS A SHARES
      --------------------------------------------------------------------------------------------------------------------

             60            171              134                 371             576              366               47
         $  793         $1,751           $1,174             $ 8,292         $ 9,308          $11,827           $  480

             97            242              237                 691             936              539              107
         $1,293         $2,259           $2,054             $14,997         $14,646          $17,110           $1,067







                          FIDELITY(R)       FIDELITY(R)       FIDELITY(R)     JANUS ASPEN      JANUS ASPEN
        DREYFUS IP            VIP               VIP               VIP          BALANCED         WORLDWIDE          MFS(R)
        TECHNOLOGY          CONTRA-           EQUITY-          MID CAP--      PORTFOLIO--      PORTFOLIO--        INVESTORS
         GROWTH--          FUND(R)--         INCOME--        SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL    TRUST SERIES--
      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS           2            SHARES           SHARES         INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------

          $  217            $  787            $  256            $  595          $1,360           $  220             $ 14
             318             4,885             2,281             1,243           4,116            2,475              173

          $  885            $  991            $  734            $1,222          $2,057           $  438             $100
           1,124             7,703             2,626             1,594           6,729            3,218              222





                                                                              UIF
          PIMCO          ROYCE            ROYCE             T. ROWE        EMERGING
       REAL RETURN     MICRO-CAP        SMALL-CAP            PRICE          MARKETS                          VICTORY VIF
       PORTFOLIO--    PORTFOLIO--      PORTFOLIO--          EQUITY          EQUITY           VAN ECK         DIVERSIFIED
         ADVISOR      INVESTMENT       INVESTMENT           INCOME        PORTFOLIO--      VIP GLOBAL          STOCK--
        CLASS(A)         CLASS            CLASS            PORTFOLIO        CLASS I        HARD ASSETS     CLASS A SHARES
      --------------------------------------------------------------------------------------------------------------------

         $  859          $316             $273              $  259          $  676           $1,244             $ 24
             69           262              339               1,215           1,803            3,078              175

         $1,577          $595             $431              $1,021          $1,241           $1,903             $109
            296           561              378               2,270           2,774            4,086              229

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:






                                              MAINSTAY VP           MAINSTAY VP
                                              BALANCED--              BOND--
                                             SERVICE CLASS         INITIAL CLASS
                                          ------------------    ------------------
                                            2010       2009       2010       2009
                                          ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       25           3         91         77
Units redeemed........................      (67)        (96)      (170)      (142)
                                            ---        ----       ----       ----
  Net increase (decrease).............      (42)        (93)       (79)       (65)
                                            ===        ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       25           8        129         55
Units redeemed........................      (61)       (115)      (161)      (140)
                                            ---        ----       ----       ----
  Net increase (decrease).............      (36)       (107)       (32)       (85)
                                            ===        ====       ====       ====







                                              MAINSTAY VP           MAINSTAY VP
                                            FLOATING RATE--        GOVERNMENT--
                                             SERVICE CLASS         INITIAL CLASS
                                          ------------------    ------------------
                                            2010       2009       2010       2009
                                          ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       107        176         67          9
Units redeemed........................      (124)      (103)      (209)      (232)
                                            ----       ----       ----       ----
  Net increase (decrease).............       (17)        73       (142)      (223)
                                            ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       290        207        126         32
Units redeemed........................      (130)       (66)      (188)      (197)
                                            ----       ----       ----       ----
  Net increase (decrease).............       160        141        (62)      (165)
                                            ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
             CASH                 STOCK--             ALLOCATION           CONVERTIBLE--
          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


        4,742      1,025         5         12        185        105        38         35
       (7,470)    (8,150)     (167)      (209)      (165)      (197)      (88)       (84)
       ------     ------      ----       ----       ----       ----       ---        ---

       (2,728)    (7,125)     (162)      (197)        20        (92)      (50)       (49)
       ======     ======      ====       ====       ====       ====       ===        ===


        4,451        961         7         41        246        147        45         68
       (8,979)    (7,411)     (225)      (225)      (148)       (95)      (99)       (80)
       ------     ------      ----       ----       ----       ----       ---        ---
       (4,528)    (6,450)     (218)      (184)        98         52       (54)       (12)
       ======     ======      ====       ====       ====       ====       ===        ===






          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
            GROWTH                GROWTH              HIGH YIELD            ICAP SELECT
         ALLOCATION--            EQUITY--          CORPORATE BOND--          EQUITY--
         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


         24          5          12         24         89        228         22        372
        (64)       (33)       (331)      (418)      (285)      (460)      (395)      (342)
        ---        ---        ----       ----       ----       ----       ----       ----
        (40)       (28)       (319)      (394)      (196)      (232)      (373)        30
        ===        ===        ====       ====       ====       ====       ====       ====


         42         42          11        102         74        203         39        684
        (94)       (79)       (427)      (518)      (276)      (346)      (472)      (394)
        ---        ---        ----       ----       ----       ----       ----       ----
        (52)       (37)       (416)      (416)      (202)      (143)      (433)       290
        ===        ===        ====       ====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               INCOME             INTERNATIONAL
                                              BUILDER--             EQUITY--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       21         13         16          8
Units redeemed........................     (255)      (346)       (81)      (113)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (234)      (333)       (65)      (105)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       17         43         21         23
Units redeemed........................     (232)      (321)      (114)      (124)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (215)      (278)       (93)      (101)
                                           ====       ====       ====       ====






                                             MAINSTAY VP
                                              MODERATE             MAINSTAY VP
                                               GROWTH                S&P 500
                                            ALLOCATION--             INDEX--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      105        107         15         22
Units redeemed........................      (94)      (178)      (251)      (399)
                                           ----       ----       ----       ----
  Net increase (decrease).............       11        (71)      (236)      (377)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      186         92         12         81
Units redeemed........................     (183)      (135)      (365)      (451)
                                           ----       ----       ----       ----
  Net increase (decrease).............        3        (43)      (353)      (370)
                                           ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                                                               MAINSTAY VP
                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP         MODERATE
          MAINSTAY VP             MID CAP               MID CAP               MID CAP         ALLOCATION--
      LARGE CAP GROWTH--          CORE--               GROWTH--               VALUE--            SERVICE
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS          CLASS
      ------------------    ------------------    ------------------    ------------------    ------------
        2010       2009       2010       2009       2010       2009       2010       2009     2010    2009
      ----------------------------------------------------------------------------------------------------


         30         63          27       315         --           6        --           8      111     199
        (84)       (46)        (99)      (54)        --        (445)       --        (557)    (207)   (139)
        ---        ---        ----       ---         --        ----        --        ----     ----    ----
        (54)        17         (72)      261         --        (439)       --        (549)     (96)     60
        ===        ===        ====       ===         ==        ====        ==        ====     ====    ====


         37         45          28       520         --          17        --          18      302     282
        (81)       (59)       (164)      (68)        --        (665)       --        (813)    (271)   (170)
        ---        ---        ----       ---         --        ----        --        ----     ----    ----
        (44)       (14)       (136)      452         --        (648)       --        (795)      31     112
        ===        ===        ====       ===         ==        ====        ==        ====     ====    ====






                                                      ALGER
                                MAINSTAY VP         SMALL CAP          CALVERT             COLUMBIA
          MAINSTAY VP           U.S. SMALL          GROWTH--           VP SRI           SMALL CAP VALUE
      SMALL CAP GROWTH--           CAP--            CLASS I-2         BALANCED          FUND, VARIABLE
         INITIAL CLASS         INITIAL CLASS         SHARES           PORTFOLIO         SERIES--CLASS B
      ------------------    ------------------    ------------    ----------------    ------------------
        2010       2009       2010       2009     2010    2009    2010      2009      2010       2009
      --------------------------------------------------------------------------------------------------


         --           2        18        145         9       4       4          --      20             2
         --        (252)      (47)       (12)      (82)   (108)    (10)        (14)    (39)          (27)
         --        ----       ---        ---      ----    ----     ---         ---    ----           ---
         --        (250)      (29)       133       (73)   (104)     (6)        (14)    (19)          (25)
         ==        ====       ===        ===      ====    ====     ===         ===    ====           ===


         --           9        21        212        10      23       5           8      87             6
         --        (337)      (84)       (27)     (129)    (91)    (28)        (22)   (102)          (13)
         --        ----       ---        ---      ----    ----     ---         ---    ----           ---
         --        (328)      (63)       185      (119)    (68)    (23)        (14)    (15)           (7)
         ==        ====       ===        ===      ====    ====     ===         ===    ====           ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                          2010       2009        2010       2009
                                         ----------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)

Units issued..........................      20         20          21         18
Units redeemed........................     (31)       (10)       (188)      (286)
                                          ----        ---        ----       ----


  Net increase (decrease).............     (11)        10        (167)      (268)
                                          ====        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      86         65          18         72
Units redeemed........................    (109)       (19)       (297)      (360)
                                          ----        ---        ----       ----

  Net increase (decrease).............     (23)        46        (279)      (288)
                                          ====        ===        ====       ====







                                               MFS(R)                MFS(R)
                                              RESEARCH              UTILITIES
                                              SERIES--              SERIES--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       2          1          18          9
Units redeemed........................     (17)       (14)       (153)      (150)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (15)       (13)       (135)      (141)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       4          3          53         40
Units redeemed........................     (21)       (28)       (154)      (174)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (17)       (25)       (101)      (134)
                                           ===        ===        ====       ====




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                      JANUS ASPEN           JANUS ASPEN             MFS(R)
          FIDELITY(R)           FIDELITY(R)            BALANCED              WORLDWIDE             INVESTORS
              VIP                   VIP               PORTFOLIO--           PORTFOLIO--              TRUST
        EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL           SERIES--
         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES             INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009       2010       2009
      ----------------------------------------------------------------------------------------------------------





           7         11        32          6          28         10         11         13         1          1
        (132)      (199)      (65)       (53)       (139)      (180)      (149)      (163)      (17)       (11)
        ----       ----       ---        ---        ----       ----       ----       ----       ---        ---

        (125)      (188)      (33)       (47)       (111)      (170)      (138)      (150)      (16)       (10)
        ====       ====       ===        ===        ====       ====       ====       ====       ===        ===

          31         38        65         30          31         46         22         44         9          6
        (148)      (171)      (81)       (88)       (224)      (257)      (190)      (229)      (21)       (13)
        ----       ----       ---        ---        ----       ----       ----       ----       ---        ---

        (117)      (133)      (16)       (58)       (193)      (211)      (168)      (185)      (12)        (7)
        ====       ====       ===        ===        ====       ====       ====       ====       ===        ===






           NEUBERGER
            BERMAN                PIMCO                ROYCE                 ROYCE
          AMT MID-CAP          REAL RETURN           MICRO-CAP             SMALL-CAP           T. ROWE PRICE
      GROWTH PORTFOLIO--       PORTFOLIO--          PORTFOLIO--           PORTFOLIO--          EQUITY INCOME
            CLASS S         ADVISOR CLASS(A)     INVESTMENT CLASS      INVESTMENT CLASS          PORTFOLIO
      ------------------    ----------------    ------------------    ------------------    ------------------
        2010       2009           2010            2010       2009       2010       2009       2010       2009
      --------------------------------------------------------------------------------------------------------


         22          1              82             20          2         23          6          11         14
        (20)       (11)             (6)           (18)       (24)       (27)       (11)        (83)      (139)
        ---        ---             ---            ---        ---        ---        ---        ----       ----
          2        (10)             76              2        (22)        (4)        (5)        (72)      (125)
        ===        ===             ===            ===        ===        ===        ===        ====       ====


         23          5             152             41         31         35         10          59         42
        (16)       (11)            (28)           (40)       (21)       (29)       (19)       (154)      (175)
        ---        ---             ---            ---        ---        ---        ---        ----       ----
          7         (6)            124              1         10          6         (9)        (95)      (133)
        ===        ===             ===            ===        ===        ===        ===        ====       ====


--------------------------------------------------------------------------------







                                                 UIF
                                              EMERGING
                                               MARKETS               VAN ECK
                                               EQUITY              VIP GLOBAL
                                             PORTFOLIO--              HARD
                                               CLASS I               ASSETS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       27         7          37        26
Units redeemed........................      (74)      (57)        (91)      (55)
                                           ----       ---        ----       ---
  Net increase (decrease).............      (47)      (50)        (54)      (29)
                                           ====       ===        ====       ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       52        47          55        38
Units redeemed........................     (115)      (70)       (116)      (57)
                                           ----       ---        ----       ---
  Net increase (decrease).............      (63)      (23)        (61)      (19)
                                           ====       ===        ====       ===






                                               VICTORY
                                                 VIF
                                             DIVERSIFIED
                                               STOCK--
                                               CLASS A
                                               SHARES
                                         ------------------
                                           2010       2009
                                         ------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       2         --
Units redeemed........................     (15)       (13)
                                           ---        ---
  Net increase (decrease).............     (13)       (13)
                                           ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10          4
Units redeemed........................     (20)       (28)
                                           ---        ---
  Net increase (decrease).............     (10)       (24)
                                           ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006.



                                                       MAINSTAY VP
                                                       BALANCED--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $2,729   $2,911    $ 3,193   $5,814    $5,952
Units Outstanding..................     239      281        374      504       522
Variable Accumulation Unit Value...  $11.58   $10.35    $  8.54   $11.55    $11.41
Total Return.......................   11.9%    21.2%     (26.0%)    1.2%      9.0%
Investment Income Ratio............    1.2%     2.8%         --     1.9%      2.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $3,923   $3,885    $ 4,121   $7,342    $7,536
Units Outstanding..................     339      375        482      636       659
Variable Accumulation Unit Value...  $11.58   $10.35    $  8.54   $11.55    $11.41
Total Return.......................   11.9%    21.2%     (26.0%)    1.2%      9.0%
Investment Income Ratio............    1.2%     1.9%         --     1.9%      1.9%







                                                       MAINSTAY VP
                                                      COMMON STOCK--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $24,595   $26,124   $25,673   $50,558   $59,578
Units Outstanding..................      895     1,057     1,254     1,551     1,891
Variable Accumulation Unit Value...  $ 27.49   $ 24.73   $ 20.47   $ 32.60   $ 31.41
Total Return.......................    11.2%     20.8%    (37.2%)     3.8%     15.0%
Investment Income Ratio............     1.6%      2.1%      1.4%      1.2%      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $37,553   $39,106   $36,193   $69,699   $78,196
Units Outstanding..................    1,366     1,584     1,768     2,135     2,492
Variable Accumulation Unit Value...  $ 27.49   $ 24.73   $ 20.47   $ 32.60   $ 31.41
Total Return.......................    11.2%     20.8%    (37.2%)     3.8%     15.0%
Investment Income Ratio............     1.6%      2.1%      1.4%      1.2%      0.5%







                                                       MAINSTAY VP
                                                     FLOATING RATE--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $4,772   $4,769    $ 2,959   $8,133    $8,345
Units Outstanding..................     421      438        365      764       790
Variable Accumulation Unit Value...  $11.33   $10.65    $  8.09   $10.65    $10.54
Total Return.......................    6.5%    31.5%     (24.0%)    1.0%      4.4%
Investment Income Ratio............    3.8%     3.4%       5.2%     6.3%      6.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $8,488   $6,274    $ 3,625   $7,617    $6,237
Units Outstanding..................     749      589        448      715       591
Variable Accumulation Unit Value...  $11.33   $10.65    $  8.09   $10.65    $10.54
Total Return.......................    6.5%    31.5%     (24.0%)    1.0%      4.4%
Investment Income Ratio............    3.8%     3.4%       5.1%     6.3%      6.1%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------





                      MAINSTAY VP
                         BOND--                                    MAINSTAY VP
                     INITIAL CLASS                               CASH MANAGEMENT
      -------------------------------------------  -------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008     2007     2006
      ----------------------------------------------------------------------------------------


      $15,792  $16,463  $16,721  $19,942  $22,809  $11,244  $15,141  $25,777  $17,455  $15,147
          735      814      879    1,074    1,291    7,956   10,684   17,809   12,112   10,856
      $ 21.54  $ 20.23  $ 19.02  $ 18.57  $ 17.67  $  1.42  $  1.44  $  1.46  $  1.44  $  1.39
         6.5%     6.4%     2.4%     5.1%     3.2%    (1.3%)   (1.2%)    0.9%     3.5%     3.3%
         3.1%     4.7%     4.0%     3.5%     1.1%     0.0%     0.0%     2.1%     4.7%     4.5%


      $20,208  $19,634  $20,052  $22,841  $24,607  $15,613  $22,355  $31,702  $22,380  $18,695
          938      970    1,055    1,230    1,391   11,031   15,559   22,009   15,515   13,408
      $ 21.54  $ 20.23  $ 19.02  $ 18.57  $ 17.67  $  1.42  $  1.44  $  1.46  $  1.44  $  1.39
         6.5%     6.4%     2.4%     5.1%     3.2%    (1.3%)   (1.2%)    0.9%     3.5%     3.2%
         3.2%     4.0%     4.1%     3.5%     1.1%     0.0%     0.0%     2.1%     4.7%     4.5%






                        MAINSTAY VP
                       CONSERVATIVE                                     MAINSTAY VP
                       ALLOCATION--                                    CONVERTIBLE--
                       SERVICE CLASS                                   INITIAL CLASS
      ----------------------------------------------  ----------------------------------------------
       2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ----------------------------------------------------------------------------------------------


      $7,580   $6,661    $ 6,358   $6,440    $2,905   $10,325   $10,046   $ 7,622   $14,516  $15,911
         634      614        706      578       274       414       464       513       632      785
      $11.96   $10.85    $  9.01   $11.22    $10.60   $ 24.96   $ 21.45   $ 14.88   $ 22.98  $ 20.27
       10.3%    20.4%     (19.7%)    5.8%      6.0%     16.3%     44.2%    (35.3%)    13.4%     9.0%
        2.3%     2.9%       0.0%     3.7%      1.9%      2.8%      2.2%      2.1%      2.1%     2.2%


      $9,912   $7,931    $ 6,121   $5,133    $2,527   $13,008   $12,395   $ 8,744   $15,694  $15,913
         831      733        681      459       239       523       577       589       684      787
      $11.93   $10.82    $  8.99   $11.19    $10.57   $ 24.89   $ 21.39   $ 14.84   $ 22.92  $ 20.22
       10.3%    20.4%     (19.7%)    5.8%      5.7%     16.3%     44.2%    (35.3%)    13.4%     9.0%
        2.4%     3.1%       0.0%     3.5%      1.9%      2.8%      2.2%      2.0%      2.2%     2.3%






                                                                         MAINSTAY VP
                        MAINSTAY VP                                         GROWTH
                        GOVERNMENT--                                     ALLOCATION--
                       INITIAL CLASS                                    SERVICE CLASS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006     2010     2009      2008      2007       2006
      ------------------------------------------------------------------------------------------------


      $15,107   $17,425   $21,921   $19,211   $22,275  $2,885   $2,769    $ 2,515   $4,397     $1,990
          711       853     1,076     1,022     1,249     277      317        345      370        190
      $ 21.26   $ 20.44   $ 20.38   $ 18.80   $ 17.86  $10.41   $ 9.19    $  7.29   $11.87     $10.92
         4.0%      0.3%      8.4%      5.3%      2.7%   13.3%    26.1%     (38.6%)    8.7%       9.2%
         3.0%      3.4%      3.0%      4.6%      0.9%    1.0%     2.1%       0.5%     1.1%       1.3%


      $18,601   $19,222   $22,516   $19,466   $21,756  $4,340   $4,240    $ 3,690   $5,371     $3,103
          878       940     1,105     1,035     1,218     413      465        502      448        282
      $ 21.26   $ 20.44   $ 20.38   $ 18.80   $ 17.86  $10.50   $ 9.27    $  7.36   $11.97     $11.01
         4.0%      0.3%      8.4%      5.3%      2.7%   13.3%    26.1%     (38.6%)    8.7%      10.1%
         3.1%      3.5%      3.1%      4.7%      1.0%    0.9%     2.1%       0.5%     1.1%       1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                     GROWTH EQUITY--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $42,555   $45,099   $40,225  $ 82,778  $ 95,153
Units Outstanding..................    1,840     2,159     2,553     3,168     4,037
Variable Accumulation Unit Value...  $ 23.14   $ 20.89   $ 15.77  $  26.14  $  23.56
Total Return.......................    10.8%     32.5%    (39.7%)    10.9%      3.1%
Investment Income Ratio............     0.5%      0.6%      0.5%      0.1%      0.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $68,085   $70,148   $59,445  $116,975  $127,390
Units Outstanding..................    2,942     3,358     3,774     4,474     5,408
Variable Accumulation Unit Value...  $ 23.14   $ 20.89   $ 15.77  $  26.14  $  23.56
Total Return.......................    10.8%     32.5%    (39.7%)    10.9%      3.1%
Investment Income Ratio............     0.5%      0.6%      0.5%      0.1%      0.3%






                                                       MAINSTAY VP
                                                     INCOME BUILDER--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $36,596   $37,725   $37,231   $65,985   $76,269
Units Outstanding..................    1,412     1,646     1,979     2,532     3,104
Variable Accumulation Unit Value...  $ 25.99   $ 22.94   $ 18.81   $ 26.08   $ 24.57
Total Return.......................    13.3%     21.9%    (27.9%)     6.1%      8.1%
Investment Income Ratio............     3.0%      3.5%      3.1%      2.1%      0.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $47,346   $46,725   $43,533   $75,472   $84,654
Units Outstanding..................    1,822     2,037     2,315     2,895     3,445
Variable Accumulation Unit Value...  $ 25.99   $ 22.94   $ 18.81   $ 26.08   $ 24.57
Total Return.......................    13.3%     21.9%    (27.9%)     6.1%      8.1%
Investment Income Ratio............     3.1%      3.6%      3.1%      2.2%      0.6%





                                                     MAINSTAY VP
                                                       MID CAP
                                                        CORE--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,411  $ 7,878  $ 3,186  $ 7,296  $ 8,277
Units Outstanding..................      505      577      316      411      484
Variable Accumulation Unit Value...  $ 16.66  $ 13.65  $ 10.10  $ 17.71  $ 17.08
Total Return.......................    22.0%    35.2%   (43.0%)    3.7%    13.5%
Investment Income Ratio............     0.3%     0.5%     0.3%     0.4%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $12,927  $12,403  $ 4,626  $10,457  $10,796
Units Outstanding..................      774      910      458      590      631
Variable Accumulation Unit Value...  $ 16.69  $ 13.67  $ 10.12  $ 17.74  $ 17.11
Total Return.......................    22.0%    35.2%   (43.0%)    3.7%    13.5%
Investment Income Ratio............     0.3%     0.5%     0.3%     0.4%       --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                       MAINSTAY VP                                    MAINSTAY VP
                       HIGH YIELD                                         ICAP
                    CORPORATE BOND--                                SELECT EQUITY--
                      INITIAL CLASS                                  INITIAL CLASS
      --------------------------------------------  -----------------------------------------------
        2010     2009     2008     2007     2006      2010     2009      2008      2007      2006
      ---------------------------------------------------------------------------------------------


      $68,004  $66,530  $51,777  $96,063  $117,708  $27,757   $28,265   $21,855   $ 8,695   $2,942
        2,212    2,408    2,640    3,670     4,543    2,038     2,411     2,381       583      207
      $ 30.75  $ 27.64  $ 19.61  $ 26.18  $  25.92  $ 13.67   $ 11.73   $  9.18   $ 14.90   $14.13
        11.2%    41.0%   (25.1%)    1.0%     10.6%    16.6%     27.7%    (38.4%)     5.5%    17.8%
         5.8%     7.7%     8.3%     6.2%      1.8%     0.8%      1.8%      0.7%      0.7%     0.3%


      $66,369  $65,285  $49,095  $85,676  $ 97,906  $41,736   $40,846   $29,350   $11,298   $5,063
        2,162    2,364    2,507    3,279     3,783    3,013     3,446     3,156       746      353
      $ 30.71  $ 27.61  $ 19.59  $ 26.15  $  25.89  $ 13.86   $ 11.88   $  9.30   $ 15.10   $14.32
        11.2%    41.0%   (25.1%)    1.0%     10.6%    16.6%     27.7%    (38.4%)     5.5%    17.8%
         5.8%     7.8%     8.5%     6.3%      1.8%     0.8%      1.8%      0.7%      0.6%     0.3%





                      MAINSTAY VP                                MAINSTAY VP
                     INTERNATIONAL                                LARGE CAP
                        EQUITY--                                   GROWTH--
                     INITIAL CLASS                              INITIAL CLASS
      -------------------------------------------  ---------------------------------------
        2010     2009     2008     2007     2006    2010    2009     2008    2007    2006
      ------------------------------------------------------------------------------------

      $ 8,886  $10,001  $10,440  $18,741  $19,477  $3,432  $3,731  $ 2,531  $4,520  $4,920
          394      459      564      743      800     225     279      262     283     368
      $ 22.58  $ 21.81  $ 18.51  $ 25.23  $ 24.36  $15.32  $13.36  $  9.67  $16.00  $13.36
         3.5%    17.8%   (26.6%)    3.6%    29.6%   14.7%   38.2%   (39.6%)  19.8%    5.8%
         3.2%     6.9%     1.4%     0.7%     0.3%      --      --     0.1%      --    0.1%


      $12,733  $14,283  $14,018  $23,008  $22,860  $6,642  $6,376  $ 4,753  $7,723  $7,192
          563      656      757      912      937     430     474      488     478     534
      $ 22.59  $ 21.82  $ 18.52  $ 25.24  $ 24.37  $15.45  $13.48  $  9.75  $16.14  $13.47
         3.5%    17.8%   (26.6%)    3.6%    29.6%   14.7%   38.2%   (39.6%)  19.8%    5.8%
         3.2%     7.1%     1.4%     0.7%     0.3%      --      --     0.1%      --    0.1%





                   MAINSTAY VP                                 MAINSTAY VP
                     MID CAP                                     MID CAP
                     GROWTH--                                    VALUE--
                  INITIAL CLASS                               INITIAL CLASS
      -------------------------------------  -----------------------------------------------
      2010  2009    2008     2007     2006     2010     2009      2008      2007      2006
      --------------------------------------------------------------------------------------



        --   --   $ 4,001  $10,316  $11,764       --     --      $ 5,196   $11,159   $13,928
        --   --       439      619      815       --     --          549       787       964
        --   --   $  9.11  $ 16.67  $ 14.59       --     --      $  9.46   $ 14.19   $ 14.54
        --   --    (45.4%)   14.3%     7.8%       --     --       (33.3%)    (2.4%)    12.6%
        --   --        --       --       --       --     --         1.5%      0.9%      0.1%



        --   --   $ 6,013  $14,323  $14,844       --     --      $ 7,409   $14,731   $17,461
        --   --       648      844      999       --     --          795     1,053     1,217
        --   --   $  9.28  $ 16.98  $ 14.86       --     --      $  9.32   $ 13.98   $ 14.33
        --   --    (45.4%)   14.3%     7.8%       --     --       (33.3%)    (2.4%)    12.6%
        --   --        --       --       --       --     --         1.5%      1.0%      0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                     MAINSTAY VP
                                                      MODERATE
                                                    ALLOCATION--
                                                    SERVICE CLASS
                                     ------------------------------------------
                                       2010     2009     2008     2007    2006
                                     ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 7,579  $ 7,800  $ 5,865  $ 6,858  $3,407
Units Outstanding..................      658      754      694      596     318
Variable Accumulation Unit Value...  $ 11.52  $ 10.35  $  8.45  $ 11.48  $10.72
Total Return.......................    11.4%    22.4%   (26.3%)    7.1%    7.2%
Investment Income Ratio............     1.9%     2.7%     0.2%     2.6%    1.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $15,743  $13,838  $10,334  $12,194  $6,133
Units Outstanding..................    1,357    1,326    1,214    1,055     566
Variable Accumulation Unit Value...  $ 11.60  $ 10.42  $  8.51  $ 11.56  $10.79
Total Return.......................    11.4%    22.4%   (26.3%)    7.1%    7.9%
Investment Income Ratio............     2.0%     2.7%     0.2%     2.6%    1.8%





                                                       MAINSTAY VP
                                                        SMALL CAP
                                                         GROWTH--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................       --     --      $ 1,582   $3,358    $4,819
Units Outstanding..................       --     --          250      315       432
Variable Accumulation Unit Value...       --     --      $  6.33   $10.68    $11.18
Total Return.......................       --     --       (40.7%)   (4.4%)     4.9%
Investment Income Ratio............       --     --           --       --        --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................       --     --      $ 2,115   $4,462    $6,155
Units Outstanding..................       --     --          328      411       541
Variable Accumulation Unit Value...       --     --      $  6.44   $10.86    $11.37
Total Return.......................       --     --       (40.7%)   (4.4%)     4.9%
Investment Income Ratio............       --     --           --       --        --








                                                    CALVERT VP SRI
                                                  BALANCED PORTFOLIO
                                     --------------------------------------------
                                      2010     2009      2008      2007     2006
                                     --------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $  936   $  978    $   994   $1,835   $2,246
Units Outstanding..................      49       55         69       87      108
Variable Accumulation Unit Value...  $19.59   $17.71    $ 14.32   $21.12   $20.82
Total Return.......................   10.7%    23.7%     (32.2%)    1.4%     7.4%
Investment Income Ratio............    1.4%     2.0%       2.2%     2.2%     2.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $3,018   $3,134    $ 2,731   $4,528   $5,279
Units Outstanding..................     154      177        191      214      253
Variable Accumulation Unit Value...  $19.62   $17.73    $ 14.34   $21.15   $20.85
Total Return.......................   10.7%    23.7%     (32.2%)    1.4%     7.4%
Investment Income Ratio............    1.4%     2.1%       2.4%     2.2%     2.3%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                      MAINSTAY VP
                       MODERATE                                    MAINSTAY VP
                        GROWTH                                       S&P 500
                     ALLOCATION--                                    INDEX--
                     SERVICE CLASS                                INITIAL CLASS
      ------------------------------------------  ---------------------------------------------
        2010     2009     2008     2007    2006     2010     2009     2008     2007      2006
      -----------------------------------------------------------------------------------------

      $ 7,832  $ 6,833  $ 5,968  $ 8,696  $4,284  $47,325  $48,165  $46,819  $ 94,709  $112,464
          706      695      766      735     394    1,554    1,790    2,167     2,726     3,363
      $ 11.09  $  9.85  $  7.79  $ 11.72  $10.88  $ 30.49  $ 26.92  $ 21.60  $  34.75  $  33.45
        12.6%    26.4%   (33.5%)    7.7%    8.8%    13.2%    24.6%   (37.8%)     3.9%     13.9%
         1.4%     2.6%     0.4%     2.0%    1.8%     1.8%     2.8%     2.2%      1.5%      0.5%


      $13,566  $12,032  $ 9,867  $12,672  $8,054  $74,528  $75,324  $68,453  $132,741  $152,329
        1,206    1,203    1,246    1,065     723    2,446    2,799    3,169     3,820     4,553
      $ 11.26  $ 10.00  $  7.91  $ 11.89  $11.04  $ 30.49  $ 26.92  $ 21.60  $  34.75  $  33.45
        12.6%    26.4%   (33.5%)    7.7%   10.4%    13.2%    24.6%   (37.8%)     3.9%     13.9%
         1.4%     2.7%     0.4%     1.8%    1.7%     1.8%     2.8%     2.2%      1.5%      0.5%






                    MAINSTAY VP                                  ALGER
                  U.S. SMALL CAP--                         SMALL CAP GROWTH--
                   INITIAL CLASS                            CLASS I-2 SHARES
      ---------------------------------------  -----------------------------------------
       2010    2009     2008    2007    2006    2010    2009     2008     2007     2006
      ----------------------------------------------------------------------------------

      $2,984  $2,743  $   879  $2,508  $2,083  $4,411  $4,453  $ 3,969  $10,043  $10,671
         210     239      106     158     177     299     372      476      635      781
      $14.18  $11.49  $  8.26  $15.85  $11.80  $14.80  $11.97  $  8.33  $ 15.81  $ 13.66
       23.4%   39.2%   (47.9%)  34.3%   11.2%   23.7%   43.6%   (47.3%)   15.7%    18.5%
        0.1%      --       --      --      --      --      --       --       --       --


      $4,655  $4,444  $ 1,693  $3,749  $2,931  $8,687  $8,396  $ 6,450  $15,050  $15,455
         327     390      205     234     248     587     706      774      956    1,132
      $14.21  $11.52  $  8.27  $15.88  $11.82  $14.80  $11.96  $  8.33  $ 15.80  $ 13.66
       23.4%   39.2%   (47.9%)  34.3%   11.2%   23.7%   43.6%   (47.3%)   15.7%    18.5%
        0.1%      --       --      --      --      --      --       --       --       --





                      COLUMBIA
                     SMALL CAP                                DREYFUS IP
                    VALUE FUND,                               TECHNOLOGY
                 VARIABLE SERIES--                             GROWTH--
                      CLASS B                               INITIAL SHARES
      ---------------------------------------  ---------------------------------------
       2010    2009     2008    2007    2006    2010    2009     2008    2007    2006
      --------------------------------------------------------------------------------

      $  996  $1,009  $ 1,034  $1,717  $2,186  $  877  $  786  $   445  $1,145  $1,017
          73      92      117     138     169      71      82       72     108     109
      $13.62  $10.91  $  8.84  $12.47  $12.97  $12.29  $ 9.58  $  6.16  $10.61  $ 9.37
       24.8%   23.4%   (29.1%)  (3.8%)  17.8%   28.3%   55.6%   (41.9%)  13.2%    3.0%
        1.1%    0.9%     0.4%    0.3%    0.4%      --    0.4%       --      --      --


      $1,700  $1,532  $ 1,302  $2,216  $2,587  $2,542  $2,192  $ 1,133  $2,290  $2,222
         125     140      147     178     199     213     236      190     223     245
      $13.62  $10.91  $  8.84  $12.47  $12.97  $11.93  $ 9.30  $  5.98  $10.29  $ 9.09
       24.8%   23.4%   (29.1%)  (3.8%)  17.8%   28.3%   55.6%   (41.9%)  13.2%    3.0%
        1.2%    0.9%     0.4%    0.3%    0.4%      --    0.4%       --      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                   FIDELITY(R) VIP
                                                   CONTRAFUND(R)--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Net Assets.........................  $27,393  $27,629  $25,342  $54,736  $55,525
Units Outstanding..................    1,001    1,168    1,436    1,758    2,074
Variable Accumulation Unit Value...  $ 27.38  $ 23.67  $ 17.67  $ 3.114  $ 26.82
Total Return.......................    15.7%    34.0%   (43.3%)   16.1%    10.3%
Investment Income Ratio............     1.2%     1.3%     0.9%     0.9%     1.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $50,163  $49,789  $42,195  $86,830  $85,742
Units Outstanding..................    1,868    2,147    2,435    2,842    3,259
Variable Accumulation Unit Value...  $ 26.86  $ 23.21  $ 17.33  $ 30.54  $ 26.31
Total Return.......................    15.7%    34.0%   (43.3%)   16.1%    10.3%
Investment Income Ratio............     1.2%     1.4%     0.9%     0.9%     1.3%






                                                     JANUS ASPEN
                                                       BALANCED
                                                     PORTFOLIO--
                                                 INSTITUTIONAL SHARES
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $22,563  $24,038  $23,033  $34,086  $37,742
Units Outstanding..................      784      895    1,065    1,310    1,582
Variable Accumulation Unit Value...  $ 28.74  $ 26.87  $ 21.62  $ 26.03  $ 23.85
Total Return.......................     7.0%    24.3%   (16.9%)    9.1%     9.3%
Investment Income Ratio............     2.8%     3.0%     2.6%     2.5%     2.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $45,591  $47,854  $43,068  $61,201  $65,618
Units Outstanding..................    1,583    1,776    1,987    2,342    2,742
Variable Accumulation Unit Value...  $ 28.82  $ 26.94  $ 21.68  $ 26.10  $ 23.92
Total Return.......................     7.0%    24.3%   (16.9%)    9.1%     9.3%
Investment Income Ratio............     2.8%     3.0%     2.6%     2.5%     2.1%







                                                      MFS(R)
                                                RESEARCH SERIES--
                                                  INITIAL CLASS
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $  642  $  716  $   667  $1,555  $1,681
Units Outstanding..................      52      67       80     118     143
Variable Accumulation Unit Value...  $12.25  $10.71  $  8.31  $13.17  $11.79
Total Return.......................   14.4%   28.9%   (36.9%)  11.7%    9.0%
Investment Income Ratio............    0.9%    1.5%     0.6%    0.7%    0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $1,367  $1,378  $ 1,276  $2,358  $2,439
Units Outstanding..................     113     130      155     181     210
Variable Accumulation Unit Value...  $12.09  $10.57  $  8.20  $13.01  $11.64
Total Return.......................   14.4%   28.9%   (36.9%)  11.7%    9.0%
Investment Income Ratio............    0.9%    1.5%     0.5%    0.7%    0.5%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                    FIDELITY(R) VIP                              FIDELITY(R) VIP
                    EQUITY-INCOME--                                 MID CAP--
                     INITIAL CLASS                               SERVICE CLASS 2
      -------------------------------------------  ------------------------------------------
        2010     2009     2008     2007     2006     2010    2009     2008     2007     2006
      ---------------------------------------------------------------------------------------

      $ 9,021  $ 9,965  $10,150  $22,752  $26,913  $ 5,589  $4,956  $ 4,155  $ 8,967  $ 8,918
          489      614      802    1,018    1,207      263     296      343      441      499
      $ 18.48  $ 16.26  $ 12.65  $ 22.35  $ 22.30  $ 21.24  $16.73  $ 12.13  $ 20.35  $ 17.87
        13.7%    28.5%   (43.4%)    0.2%    18.6%    26.9%   37.9%   (40.4%)   13.8%    10.9%
         1.7%     2.2%     2.3%     1.7%     3.3%     0.1%    0.5%     0.2%     0.5%     0.2%


      $15,787  $15,797  $13,947  $30,288  $33,816  $12,096  $9,765  $ 7,826  $15,309  $14,735
          861      978    1,111    1,365    1,526      560     576      634      740      811
      $ 18.35  $ 16.14  $ 12.56  $ 22.19  $ 22.14  $ 21.60  $17.02  $ 12.34  $ 20.70  $ 18.18
        13.7%    28.5%   (43.4%)    0.2%    18.6%    26.9%   37.9%   (40.4%)   13.8%    10.9%
         1.8%     2.3%     2.3%     1.7%     3.3%     0.1%    0.5%     0.2%     0.5%     0.2%






                      JANUS ASPEN                                   MFS(R)
                       WORLDWIDE                                  INVESTORS
                      PORTFOLIO--                               TRUST SERIES--
                  INSTITUTIONAL SHARES                          INITIAL CLASS
      -------------------------------------------  ---------------------------------------
        2010     2009     2008     2007     2006    2010    2009     2008    2007    2006
      ------------------------------------------------------------------------------------

      $12,977  $13,411  $11,536  $26,284  $28,916  $  540  $  652  $   603  $1,101  $1,221
          757      895    1,045    1,301    1,550      50      66       76      92     111
      $ 17.15  $ 15.00  $ 11.03  $ 20.20  $ 18.67  $10.84  $ 9.89  $  7.89  $11.95  $10.98
        14.3%    35.9%   (45.4%)    8.2%    16.7%    9.7%   25.3%   (33.9%)   8.8%   11.5%
         0.6%     1.4%     1.2%     0.7%     1.7%    1.3%    1.7%     0.9%    0.8%    0.5%


      $22,856  $22,498  $18,623  $40,184  $44,352  $1,046  $1,050  $   900  $1,572  $1,838
        1,331    1,499    1,684    1,986    2,371      92     104      111     128     163
      $ 17.18  $ 15.03  $ 11.06  $ 20.24  $ 18.71  $11.14  $10.16  $  8.11  $12.28  $11.28
        14.3%    35.9%   (45.4%)    8.2%    16.7%    9.7%   25.3%   (33.9%)   8.8%   11.5%
         0.6%     1.4%     1.2%     0.7%     1.7%    1.2%    1.7%     0.8%    0.8%    0.5%





                                                          NEUBERGER                 PIMCO
                                                          BERMAN AMT             REAL RETURN
                      MFS(R)                               MID-CAP               PORTFOLIO--
                UTILITIES SERIES--                    GROWTH PORTFOLIO--           ADVISOR
                  SERVICE CLASS                            CLASS S                  CLASS
     --------------------------------------- ----------------------------------- -----------
       2010    2009    2008    2007    2006   2010   2009    2008   2007   2006      2010
     ---------------------------------------------------------------------------------------

     $11,054 $12,418 $11,515 $22,592 $14,051 $  849 $  636 $   591 $1,214 $  604    $  829
         521     656     797     959     752     51     49      59     68     41        76
     $ 21.23 $ 18.95 $ 14.45 $ 23.53 $ 18.69 $16.49 $12.97 $ 10.01 $17.95 $14.88    $10.31
       12.0%   31.2%  (38.6%)  25.9%   29.3%  27.1%  29.6%  (44.2%) 20.6%  13.0%      3.1%
        3.1%    4.9%    1.4%    0.7%    1.8%     --     --      --     --     --      1.1%


     $20,530 $20,281 $17,458 $31,995 $20,973 $1,080 $  761 $   637 $1,241 $  853    $1,282
         942   1,043   1,177   1,323   1,089     68     61      67     72     60       124
     $ 21.80 $ 19.45 $ 14.83 $ 24.16 $ 19.19 $15.72 $12.37 $  9.54 $17.11 $14.19    $10.31
       12.0%   31.2%  (38.6%)  25.9%   29.3%  27.1%  29.6%  (44.2%) 20.6%  13.0%      3.1%
        3.1%    4.7%    1.3%    0.8%    1.8%     --     --      --     --     --      1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          ROYCE
                                                        MICRO-CAP
                                                       PORTFOLIO--
                                                       INVESTMENT
                                                          CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $2,080   $1,589    $ 1,200   $2,403    $1,778
Units Outstanding..................     126      124        146      164       122
Variable Accumulation Unit Value...  $16.50   $12.86    $  8.25   $14.73    $14.35
Total Return.......................   28.3%    56.0%     (44.0%)    2.6%     19.5%
Investment Income Ratio............    2.0%       --       2.6%     1.6%      0.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $2,951   $2,297    $ 1,389   $2,783    $2,429
Units Outstanding..................     179      178        168      189       169
Variable Accumulation Unit Value...  $16.54   $12.90    $  8.27   $14.76    $14.38
Total Return.......................   28.3%    56.0%     (44.0%)    2.6%     19.5%
Investment Income Ratio............    2.0%       --       2.5%     1.5%      0.3%







                                                      UIF EMERGING
                                                     MARKETS EQUITY
                                                       PORTFOLIO--
                                                         CLASS I
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,861  $ 8,655   $ 5,806   $17,364   $12,850
Units Outstanding..................      333      380       430       551       565
Variable Accumulation Unit Value...  $ 26.57  $ 22.61   $ 13.49   $ 31.50   $ 22.72
Total Return.......................    17.5%    67.7%    (57.2%)    38.6%     35.4%
Investment Income Ratio............     0.4%       --        --      0.4%      0.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $14,392  $13,681   $ 8,475   $22,759   $17,308
Units Outstanding..................      538      601       624       716       756
Variable Accumulation Unit Value...  $ 26.77  $ 22.78   $ 13.59   $ 31.74   $ 22.90
Total Return.......................    17.5%    67.7%    (57.2%)    38.6%     35.4%
Investment Income Ratio............     0.6%       --        --      0.4%      0.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------



                                                              T. ROWE PRICE
                       ROYCE                                      EQUITY
               SMALL-CAP PORTFOLIO--                              INCOME
                  INVESTMENT CLASS                              PORTFOLIO
     ----------------------------------------- -------------------------------------------
      2010    2009    2008     2007     2006     2010    2009     2008     2007     2006
     -------------------------------------------------------------------------------------


     $1,397  $1,224  $   955  $1,378   $1,391  $ 7,382  $ 7,469  $ 7,380  $15,721  $17,858
        105     109      114     118      117      485      557      682      917    1,062
     $13.31  $11.19  $  8.38  $11.66   $12.07  $ 15.23  $ 13.41  $ 10.82  $ 17.16  $ 16.83
      19.0%   33.5%   (28.1%)  (3.4%)   14.0%    13.5%    24.0%   (36.9%)    1.9%    17.4%
       0.1%      --     0.6%      --     0.1%     1.9%     2.0%     2.3%     1.7%     1.6%

     $2,474  $2,005  $ 1,594  $1,761   $1,709  $13,756  $13,368  $12,248  $23,936  $25,397
        175     169      178     142      133      896      991    1,124    1,385    1,502
     $14.13  $11.88  $  8.90  $12.38   $12.82  $ 15.35  $ 13.52  $ 10.90  $ 17.29  $ 16.96
      19.0%   33.5%   (28.1%)  (3.4%)   14.0%    13.5%    24.0%   (36.9%)    1.9%    17.4%
       0.1%      --     0.7%      --     0.1%     1.9%     2.0%     2.3%     1.7%     1.6%






                                                             VICTORY VIF
                      VAN ECK                                DIVERSIFIED
                     VIP GLOBAL                                STOCK--
                        HARD                                   CLASS A
                       ASSETS                                  SHARES
     ----------------------------------------- --------------------------------------
       2010    2009    2008     2007     2006   2010    2009    2008    2007    2006
     --------------------------------------------------------------------------------


     $13,793 $12,531  $ 8,710  $18,894 $12,608 $  455  $  555 $   550  $1,230  $1,178
         329     383      412      475     455     38      51      64      87      91
     $ 41.90 $ 32.84  $ 21.12  $ 39.72 $ 27.68 $12.02  $10.84 $  8.64  $14.09  $12.98
       27.6%   55.5%   (46.8%)   43.5%   22.9%  10.9%   25.4%  (38.7%)   8.5%   12.2%
        0.6%    0.3%     0.3%     0.1%    0.1%   0.7%    0.8%    0.8%    0.7%    0.3%

     $20,290 $17,957  $11,971  $24,113 $16,570 $1,045  $1,057 $ 1,057  $1,588  $1,446
         478     539      558      597     589     85      95     119     110     108
     $ 42.56 $ 33.36  $ 21.45  $ 40.34 $ 28.12 $12.35  $11.14 $  8.88  $14.48  $13.34
       27.6%   55.5%   (46.8%)   43.5%   22.9%  10.9%   25.4%  (38.7%)   8.5%   12.2%
        0.4%    0.3%     0.3%     0.1%    0.1%   0.7%    0.8%    0.8%    0.6%    0.3%




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

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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To the Board of Directors of New York Life Insurance and Annuity Corporation and
the Variable Annuity Separate Accounts-I and -II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 18, 2011


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